As filed with the Securities and Exchange Commission on July 25, 1997

                                                       1933 Act File No. 2-27962
                                                      1940 Act File No. 811-1545




                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                             REGISTRATION STATEMENT
                                      UNDER
                         THE SECURITIES ACT OF 1933         [X]
                       POST-EFFECTIVE AMENDMENT NO. 47      [X]
                             REGISTRATION STATEMENT
                                      UNDER
                     THE INVESTMENT COMPANY ACT OF 1940     [X]
                              AMENDMENT NO. 34              [X]


                      EATON VANCE SPECIAL INVESTMENT TRUST
                      ------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 24 Federal Street, Boston, Massachusetts 02110
                 ----------------------------------------------
                    (Address of Principal Executive Offices)

                                 (617) 482-8260
                         (Registrant's Telephone Number)

                                 ALAN R. DYNNER
                 24 Federal Street, Boston, Massachusetts 02110
                 ----------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):

[X]  immediately upon filing pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph  (b)
[ ]  60 days after  filing  pursuant to  paragraph  (a)(1)
[ ]  on (date)  pursuant to paragraph  (a)(1)
[ ]  75 days after filing  pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

[ ] this post effective amendment designates a new effective date for a previously filed post-effective amendment.


         The Registrant has filed a Declaration pursuant to Rule 24f-2 and on February 26, 1997 filed its "Notice" as required by that Rule for the fiscal year ended December 31, 1996. Registrant continues its election to register an indefinite number of shares of beneficial interest pursuant to Rule 24f-2.

This Amendment to the registration statement on Form N-1A consists of the following documents and papers:

     CrossReference Sheets required by Rule 481(a) under the Securities Act of 1933

     Part A -- The Prospectus of:

          EV   Traditional Emerging Growth Fund

     Part B -- The Statement of Additional Information of:

          EV   Traditional Emerging Growth Fund

     Part C -- Other Information

     Signatures

     Exhibit Index Required by Rule 483(a) under the Securities Act of 1933

     Exhibits


This Amendment is not intended to amend the Prospectus and Statement of Additional Information of any series of the Registrant not identified above.

                      EATON VANCE SPECIAL INVESTMENT TRUST
                       EV TRADITIONAL EMERGING GROWTH FUND

                              CROSS REFERENCE SHEET
                              ---------------------
                           ITEMS REQUIRED BY FORM N-14
                           ---------------------------

PART A.
ITEM NO.  ITEM CAPTION               PROSPECTUS CAPTION
--------  ------------               ------------------


  1.....  Cover Page                 Cover Page
  2.....  Synopsis                   Shareholder and Fund Expenses
  3.....  Condensed Financial        The Fund's Financial Highlights
            Information
  4.....  General Description of     The Fund's Investment Objective; Investment
            Registrant               Policies and Risks; Organization of the
                                     Fund
  5.....  Management of the Fund     Management of the Fund
  5A....  Management's Discussion    Not Applicable
            of Fund Performance
  6.....  Capital Stock and Other    Organization of the Fund; Reports to
            Securities               Shareholders; The Lifetime Investing
                                     Account/ Distribution Options;
                                     Distributions and Taxes

  7.....  Purchase of Securities     Valuing Fund Shares; How to Buy Fund Shares
            Being Offered            Shares;Service Plan; The Lifetime Investing
                                     Account/Distribution Options;
                                     The Eaton Vance Exchange Privilege;
                                     Eaton Vance Shareholder Services
  8.....  Redemption or Repurchase   How to Redeem Fund Shares
  9.....  Pending Legal Proceedings  Not Applicable

PART B
ITEM NO.  ITEM CAPTION               STATEMENT OF ADDITIONAL INFORMATION CAPTION
--------  ------------               -------------------------------------------


  10....  Cover Page                 Cover Page
  11....  Table of Contents          Table of Contents
  12....  General Information and    Other Information
            History
  13....  Investment Objectives and  Additional Information about Investment
            Policies                 Policies; Investment Restrictions
  14....  Management of the Fund     Trustees and Officers
  15....  Control Persons and        Control Persons and Principal Holders of
            Principal Holders of     Securities
            Securities
  16....  Investment Advisory and    Investment Adviser and Administrator;
            Other Services           Service Plan; Custodian;
                                     Independent Accountants
  17....  Brokerage Allocation and   Portfolio Security Transactions
            Other Practices

  18....  Capital Stock and Other    Other Information
            Securities

ITEM NO.  ITEM CAPTION               STATEMENT OF ADDITIONAL INFORMATION CAPTION
--------  ------------               -------------------------------------------

  19....  Purchase, Redemption and   Determination of Net Asset Value; Principal
            Pricing of Securities    Underwriter; Services for Accumulation;
            Being Offered            Service for Withdrawal; Service Plan
  20....  Tax Status                 Taxes
  21....  Underwriters               Principal Underwriter
  22....  Calculation of Performance Investment Performance
  23....  Financial Statements       Financial Statements

                                     PART A
                      INFORMATION REQUIRED IN A PROSPECTUS

                       EV TRADITIONAL EMERGING GROWTH FUND

         EV TRADITIONAL EMERGING GROWTH FUND (THE "FUND") IS A MUTUAL FUND SEEKING LONG-TERM CAPITAL APPRECIATION BY INVESTING IN A DIVERSIFIED PORTFOLIO OF EMERGING GROWTH COMPANIES THAT ARE BELIEVED TO HAVE SUPERIOR LONG-TERM EARNINGS GROWTH PROSPECTS. THE FUND IS A SEPARATE SERIES OF EATON VANCE SPECIAL INVESTMENT TRUST (THE "TRUST").

         Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Shares of the Fund involve investment risks, including fluctuations in value and the possible loss of some or all of the principal investment.


         This Prospectus is designed to provide you with information you should know before investing in the Fund. Please retain this document for future reference. A Statement of Additional Information for the Fund dated August 1, 1997, as supplemented from time to time, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated herein by reference. The Statement of Additional Information is available without charge from the Fund's principal underwriter, Eaton Vance Distributors, Inc. (the "Principal Underwriter"), 24 Federal Street, Boston, MA 02110 (telephone (800) 225-6265). The Fund's investment adviser is Eaton Vance Management (the "Investment Adviser") which is located at the same address. Eaton Vance Management also acts as the administrator to the Fund (the "Administrator").

--------------------------------------------------------------------------------
         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
         ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
                                 Page      Page
Shareholder and Fund Expenses.......2      How to Redeem Fund Shares..........14
The Fund's Financial Highlights.....3      Reports to Shareholders............15
The Fund's Investment Objective.....4      The Lifetime Investing Account/
Investment Policies and Risks.......4        Distribution Options.............15
Organization of the Fund ...........7      The Eaton Vance Exchange
Management of the Fund .............8        Privilege........................17
Service Plan........................9      Eaton Vance Shareholder Services...18
Valuing Fund Shares................10      Distributions and Taxes............19
How to Buy Fund Shares.............10      Performance Information............20
--------------------------------------------------------------------------------
                         PROSPECTUS DATED AUGUST 1, 1997

SHAREHOLDER AND FUND EXPENSES

--------------------------------------------------------------------------------


SHAREHOLDER TRANSACTION EXPENSES
     Maximum Sales Charges Imposed on Purchases
       (as a percentage of offering price)                       5.75%
     Sales Charges Imposed on Reinvested Distributions           None
     Fees to Exchange Shares                                     None

ANNUAL FUND OPERATING EXPENSES (as a percentage of average daily net assets)
     Investment Adviser Fee (after expense reduction)            0.00%
     Other Expenses (after expense allocation)                   0.00%
          Total Operating Expenses (after reductions)            0.00%
EXAMPLE
     An investor would pay the following maximum initial       1 year  3 years
     sales charge and expenses on a $1,000 investment,         ------  -------
     assuming (a) 5% annual return and (b) redemption at
     the end of each period:                                     $58     $58

Notes:
         The table and Example summarize the aggregate expenses of the Fund and are designed to help investors understand the costs and expenses they will bear directly or indirectly by investing in the Fund. Information for the Fund is based on its expenses for the period from the start of business, January 2, 1997, to June 30, 1997. After an expense reduction and allocation, the Investment Adviser Fee, Other Expenses and Total Operating Expenses would have been 0.75%, 2.61% and 3.36%, respectively.

         The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. Federal regulations require the Example to assume a 5% annual return, but actual return will vary. For further information regarding the expenses of the Fund see "The Fund's Financial Highlights", "Management of the Fund" and "Service Plan."


         No sales charge is payable at the time of purchase on investments of $1 million or more. However, a contingent deferred sales charge of 1% will be imposed on such investments in the event of certain redemptions within 12 months of purchase. See "How to Buy Fund Shares" and "How to Redeem Fund Shares."

         For shares sold by Authorized Firms and remaining outstanding for at least one year, the Fund will pay service fees not exceeding .25% per annum of its average daily net assets. The Fund expects to begin making service fee payments during the quarter ending March 31, 1998. After such date, Other Expenses will be higher. See "Service Plan."

THE FUND'S FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following information should be read in conjunction with the unaudited financial statements included in the Statement of Additional Information. Further information regarding the performance of the Fund will be contained in its semi-annual report to shareholders which may be obtained without charge by contacting the Principal Underwriter.
--------------------------------------------------------------------------------

     FOR THE PERIOD FROM THE START OF BUSINESS, JANUARY 2, 1997, TO
       JUNE 30, 1997 (UNAUDITED):
          NET ASSET VALUE, beginning of period                           $10.000
                                                                         -------

     INCOME FROM OPERATIONS:
          Net investment income                                          $ 0.006
          Net realized and unrealized gain on investments                  0.754
                                                                       ---------
               Total income from operations                              $ 0.760
                                                                       ---------

     NET ASSET VALUE, end of period                                      $10.760
                                                                       =========

     TOTAL RETURN(1)                                                      7.60%

     RATIOS/SUPPLEMENTAL DATA:*
          Net assets end of period (000's omitted)                          $257
          Ratio of net expenses to average net assets                     0.00%+
          Ratio of net investment income to average net assets            0.14%+

     PORTFOLIO TURNOVER                                                     137%

     AVERAGE COMMISSION RATE PAID**                                      $0.0592

     * For the six months ended June 30, 1997, the operating expenses of the Fund reflect a preliminary waiver of the investment adviser fee and an allocation of expenses to the Investment Adviser. Had such actions not been taken, net investment income (loss) per share and the ratios would have been as follows:

     NET  INVESTMENT  LOSS PER SHARE                                    $(0.141)
     Ratios (as a  percentage  of average net assets):
          Expenses                                                        3.36%+
          Net investment loss                                           (3.22)%+

          +  Computed on an annualized basis.
         ** Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged.
         (1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is computed on a non-annualized basis.

THE FUND'S INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

EV TRADITIONAL EMERGING GROWTH FUND (THE "FUND") IS A DIVERSIFIED SERIES OF EATON VANCE SPECIAL INVESTMENT TRUST (THE "TRUST"). THE FUND'S INVESTMENT OBJECTIVE IS TO SEEK LONG-TERM CAPITAL APPRECIATION. THE FUND INTENDS TO ACHIEVE ITS OBJECTIVE BY INVESTING IN A DIVERSIFIED PORTFOLIO OF EMERGING GROWTH COMPANIES THAT ARE BELIEVED TO HAVE SUPERIOR LONG-TERM EARNINGS GROWTH PROSPECTS.

         The Fund is designed for long-term investors. The Fund is not intended to be a complete investment program. Prospective investors should take into account their objectives and other investments when considering the purchase of Fund shares. The Fund cannot assure achievement of its investment objective. The Fund's investment objective is fundamental and may not be changed without obtaining the approval of the Fund's shareholders.

INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------

The Fund invests in a broadly diversified selection of publicly-traded equity securities of emerging growth companies. In the view of the Adviser, "emerging growth companies" are companies that are expected to demonstrate earnings growth rates and profit margins that are substantially in excess of the average of all publicly-traded companies in the U.S. It is expected that most emerging growth companies invested in by the Fund will have annual revenues of between $50 million and $2 billion, but the Fund may also invest in larger and smaller companies identified as having characteristics of emerging growth. The Adviser believes that investing in emerging growth companies offers significant opportunities for long-term capital appreciation, particularly if the Fund can invest in such companies before their potential is broadly recognized by investors.

         UNDER NORMAL MARKET CONDITIONS, THE FUND WILL INVEST AT LEAST 65% OF ITS TOTAL ASSETS IN EQUITY SECURITIES OF EMERGING GROWTH COMPANIES. For this purpose, equity securities include common stocks and securities convertible into common stocks. In selecting companies for investment, the Investment Adviser may consider overall growth prospects, financial condition, competitive position, technology, marketing expertise, profit margins, return on investment, capital resources, management and other factors. The Fund may invest up to 35% of its assets in preferred stocks, warrants, money market instruments (to meet anticipated redemption requests or while investment of cash is pending) and other securities and instruments described in this Prospectus.

         For temporary defensive purposes, such as during abnormal market or economic conditions, the Fund may also invest without limitation in various money market instruments and high grade debt obligations. The Fund may also temporarily borrow up to 5% of the value of its total assets to satisfy redemption requests or settle securities transactions.

         An investment in the Fund entails the risk that the principal value of Fund shares may not increase or may decline. The Fund's investments will include investments in smaller, less seasoned companies for which there is less publicly available information than larger, more established companies. The securities of these companies, which may include legally restricted securities, are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. These companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. Investments in smaller companies may involve a higher degree of business and financial risk that can result in substantial losses.


         The Fund may invest up to 20% of its assets in securities issued by foreign companies. Investing in such securities (including depository receipts) involves considerations and possible risks not typically associated with investing in securities issued by domestic corporations. The value of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad), or changed circumstances in dealings between nations. Foreign currency exchange rates may fluctuate significantly over short periods of time causing the Fund's net asset value to fluctuate as well. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions, custody fees and other costs of investing are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to government supervision than in the United States. Investments in foreign issuers could be adversely affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, delays in settlements of transactions, less publicly-available financial and other information, armed conflict and potential difficulties in enforcing contractual obligations.

RESTRICTED SECURITIES. Securities that are not freely tradable or which are subject to restrictions on sale under the Securities Act of 1933 are considered restricted. Such securities may be illiquid and may be difficult to value properly. The Fund's holdings of illiquid securities may not exceed 15% of its net assets. Illiquid securities include securities legally restricted as to resale such as commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933 and securities eligible for resale pursuant to Rule 144A thereunder. Section 4(2) and Rule 144A securities may, however, be treated as liquid by the Investment Adviser pursuant to procedures adopted by the Trustees, which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security. Such securities may increase the level of fund illiquidity to the extent qualified institutional buyers become uninterested in purchasing such securities.


DERIVATIVE INSTRUMENTS. The Fund may purchase or sell derivative instruments to hedge against securities price declines and currency movements. The Fund may engage in transactions in derivative instruments (which derive their value by reference to other securities, indices, instruments, or currencies) in the U.S. and abroad. Such transactions may include the purchase and sale of stock index futures contracts and options on stock index futures; the purchase of put options and the sale of call options on securities (including index options) and options on foreign currency; equity and currency swaps; and the purchase and sale of forward currency exchange contracts and currency futures. The Fund's transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The

Fund may use transactions in derivative instruments as a substitute for the purchase and sale of securities. Derivative transactions may be more advantageous in a given circumstance than transactions involving securities due to more favorable current tax treatment, lower transaction costs, or greater liquidity. While many derivative instruments have built-in leveraging characteristics, the Fund will not use them to leverage its net assets.

         The purchase and sale of derivative instruments is a highly specialized activity that can expose the Fund to a significant risk of loss. The built-in leveraging inherent to many derivative instruments can result in losses that substantially exceed the initial amount paid or received. Equity swaps and over-the-counter options are private contracts in which there is a risk of loss in the event of a default on an obligation to pay by a counterparty. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of an underlying security, index, instrument, or currency. There can be no assurance that the use of derivative instruments will be advantageous to the Fund.

         The Fund will only enter into equity swaps and over-the-counter options contracts with counterparties whose credit quality or claims paying ability are considered to be investment grade by the Investment Adviser. In addition, at the time of entering into a transaction, the Fund's credit exposure to any one counterparty will be limited to 5% or less of the net assets of the Fund. Some of the Fund's investment in equity swaps and over-the-counter options may be treated as illiquid assets. All futures contracts entered into by the Fund will be traded on exchanges or boards of trade that are licensed and regulated by the Commodities Futures Trading Commission and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant exchange.


         Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Since currency swaps are individually negotiated, the Fund expects to achieve an acceptable degree of correlation between its portfolio investments and its currency swap positions. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If the Investment Adviser is incorrect in its forecasts of market values and currency exchange rates, the Fund's performance will be adversely affected.

SHORT SALES AGAINST-THE-BOX. The Fund may sell securities short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box). Under current tax law, short sales against-the-box enable the Fund to hedge its exposure to securities that it holds without selling the securities and recognizing gains. A short sale against-the-box requires that the short seller absorb certain costs so long as the position is open. In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver appreciated stock to close the position if the borrowed stock is called in, causing a taxable gain to be recognized. The Fund expects normally to close its short sales against-the-box by delivering newly-acquired stock. The Fund's ability to utilize short sales may be limited if proposed tax legislation is enacted. No more than 20% of the Fund's assets will be subject to short sales at any one time.

LENDING OF PORTFOLIO SECURITIES. The Fund may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. However, the loans will be made only to organizations deemed by the Investment Adviser to be sufficiently creditworthy and when, in the judgment of the Investment Adviser, the consideration which can be earned from securities loans of this type, net of administrative expenses and any finders fees, justifies the attendant risk.

CERTAIN INVESTMENT POLICIES. The Fund has adopted certain fundamental investment restrictions and policies which are enumerated in detail in the Statement of Additional Information and which may not be changed unless authorized by a shareholder vote. Among the fundamental restrictions, the Fund may not (a) borrow money, except as permitted by the Investment Company Act of 1940 (the "1940 Act"), (b) invest 25% or more of its assets in securities of companies in any one industry, or (c) with respect to 75% of its total assets, invest more than 5% of total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies. Except with respect to the borrowing restriction, investment restrictions are considered at the time of acquisition of assets; the sale of portfolio assets is not required in the event of a subsequent change in circumstances.

         Except for the investment objective and the fundamental investment restrictions and policies specifically identified above and enumerated in the Statement of Additional Information, the policies of the Fund are not fundamental policies and accordingly may be changed by the Trustees of the Trust without obtaining the approval of the shareholders of the Fund.

ORGANIZATION OF THE FUND
--------------------------------------------------------------------------------


THE FUND IS A DIVERSIFIED SERIES OF EATON VANCE SPECIAL INVESTMENT TRUST (THE "TRUST"), A BUSINESS TRUST ESTABLISHED UNDER MASSACHUSETTS LAW PURSUANT TO A DECLARATION OF TRUST DATED MARCH 27, 1989, AS AMENDED. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). Each share represents an equal proportionate beneficial interest in the Fund. When issued and outstanding, the shares are fully paid and nonassessable by the Trust and redeemable as described under "How to Redeem Fund Shares." There are no annual meetings of shareholders, but special meetings may be held as required by law to elect Trustees and consider certain other matters. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. Eaton Vance may be deemed a control person of the Fund because as of June 30, 1997 it was the record owner of approximately 83.8% of Fund shares.

         The Fund's investment policies include a fundamental investment provision allowing the Fund to invest its assets in an open-end management investment company having substantially the same investment policies and restrictions as the Fund. This investment company would be advised by the Investment Adviser (or an affiliate) and pay an advisory fee no higher than the advisory fee paid by the Fund. The Board of Trustees may implement the new investment policy without shareholder approval at any time. This structure is commonly referred to as "master-feeder."

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

THE TRUST ENGAGES EATON VANCE MANAGEMENT ("EATON VANCE") AS THE FUND'S INVESTMENT ADVISER. EATON VANCE, ITS AFFILIATES AND ITS PREDECESSOR COMPANIES HAVE BEEN MANAGING ASSETS OF INDIVIDUALS AND INSTITUTIONS SINCE 1924 AND MANAGING INVESTMENT COMPANIES SINCE 1931.

         Acting under the general supervision of the Board of Trustees of the Trust, Eaton Vance manages the Fund's investments and affairs. Eaton Vance also furnishes for the use of the Fund office space and all necessary office facilities, equipment and personnel for servicing the investments of the Fund. Under the investment advisory agreement with the Trust on behalf of the Fund, Eaton Vance receives a monthly advisory fee of .0625% (equivalent to .75% annually) of the average daily net assets of the Fund up to $500 million; the fee will be reduced at various asset levels over $500 million.


         For the period from the start of business, January 2, 1997, to June 30, 1997, absent a fee reduction, the Fund would have paid Eaton Vance advisory fees equivalent to 0.75% (annualized) of the Fund's average daily net assets for such period.

         EATON VANCE ACTS AS INVESTMENT ADVISER TO INVESTMENT COMPANIES AND VARIOUS INDIVIDUAL AND INSTITUTIONAL CLIENTS WITH ASSETS UNDER MANAGEMENT OF OVER $17 BILLION. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly-held holding company which through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance.


     Edward E. Smiley, Jr. has acted as the portfolio manager of the Fund since it commenced operations. He has been a Vice President of Eaton Vance and BMR since 1996. Prior to joining Eaton Vance, he was a Senior Product Manager, Equity Management for TradeStreet Investment Associates, Inc., a wholly-owned subsidiary of Nations Bank.

         Mr. Smiley was a portfolio manager of a mutual fund with his prior employer. The total return of that fund for the one-year period ended September 19, 1996 and for the entire period during which Mr. Smiley managed the fund was as follows:

          One Year                                       18.60%

          December 10, 1992 (inception of fund)
            through September 19, 1996                   15.31% (average annual)

         The foregoing information is provided to illustrate past performance of Mr. Smiley in managing a portfolio similar to the Fund. The foregoing information is considered relevant because the other mutual fund was managed by Mr. Smiley using substantially the same investment objective, policies and strategies as those of the Fund. Of course, past performance is not indicative of future performance and investment returns will fluctuate reflecting market conditions and changes in company-specific fundamentals of portfolio securities.

         Eaton Vance places the portfolio securities transactions of the Fund with many broker-dealer firms and uses its best efforts to obtain execution of such transactions at prices which are advantageous to the Fund and at reasonably competitive commission rates. Subject to the foregoing, Eaton Vance may consider sales of shares of the Fund or of other investment companies sponsored by Eaton Vance as a factor in the selection of broker-dealer firms to execute portfolio transactions. The Fund and Eaton Vance have adopted Codes of Ethics relating to personal securities transactions. The Codes permit Eaton Vance personnel to invest in securities (including securities that may be purchased or held by the Fund) for their own accounts, subject to certain pre-clearance, reporting and other restrictions and procedures contained in such Codes.

         The Trust has retained the services of Eaton Vance to act as Administrator of the Fund. As Administrator, Eaton Vance supervises the overall administration of the Fund. For these services Eaton Vance currently receives no compensation. The Trustees of the Trust may determine, in the future, to compensate Eaton Vance for such services.

         The Fund will be responsible for all of its respective costs and expenses not expressly stated to be payable by Eaton Vance under the investment advisory agreement or the administration agreement, or by the Principal Underwriter under the distribution agreement. Such costs and expenses to be borne by the Fund include, without limitation: custody and transfer agency fees and expenses, including those incurred for determining net asset value and keeping accounting books and records; expenses of pricing and valuation services; the cost of share certificates; membership dues in investment company organizations; brokerage commissions and fees; fees and expenses of registering under the securities laws; expenses of reports to shareholders and investors; proxy statements, and other expenses of shareholders' or investors' meetings; insurance premiums, printing and mailing expenses; interest, taxes and corporate fees; legal and accounting expenses; compensation and expenses of Trustees not affiliated with Eaton Vance; and investment advisory fees, and, if any, administrative services fees. The Fund will also bear expenses incurred in connection with any litigation in which the Fund is a party and any legal obligation to indemnify its officers and Trustees with respect thereto, to the extent not covered by insurance.

SERVICE PLAN
--------------------------------------------------------------------------------


In addition to advisory fees and other expenses, the Fund pays service fees pursuant to a Service Plan (the "Plan") designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers, Inc. THE PLAN PROVIDES THAT THE FUND MAY MAKE SERVICE FEE PAYMENTS FOR PERSONAL SERVICES AND/OR THE MAINTENANCE OF SHAREHOLDER ACCOUNTS TO THE PRINCIPAL UNDERWRITER, FINANCIAL SERVICE FIRMS ("AUTHORIZED FIRMS") AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING .25% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR ANY FISCAL YEAR. The Trustees of the Trust have initially implemented the Plan
by   authorizing   the  Fund  to  make  quarterly  service  fee  payments to the
Principal  Underwriter  and  Authorized  Firms in amounts not expected to exceed
 .25% of the Fund's average daily net assets for any fiscal year based on the value of Fund shares sold by such persons and remaining outstanding for at least twelve months. The Fund expects to begin making service fee payments during the quarter ending March 31, 1998.


VALUING FUND SHARES
--------------------------------------------------------------------------------


THE FUND VALUES ITS SHARES ONCE ON EACH DAY THE NEW YORK STOCK EXCHANGE (THE "EXCHANGE") IS OPEN FOR TRADING, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). The Fund's net asset value per share is determined by its custodian, Investors Bank & Trust Company ("IBT") (as agent for the Fund), in the manner authorized by the Trustees of the Trust. Net asset value is computed by dividing the value of the Fund's total assets, less its liabilities, by the number of Fund shares outstanding. Securities listed on securities exchanges or in the NASDAQ National Market are valued at closing sale prices.


         Authorized Firms must communicate an investor's order to the Principal Underwriter prior to the close of the Principal Underwriter's business day to receive that day's net asset value per Fund share and the public offering price based thereon. It is the Authorized Firms' responsibility to transmit orders promptly to the Principal Underwriter.

         SHAREHOLDERS MAY DETERMINE THE VALUE OF THEIR INVESTMENT BY MULTIPLYING THE NUMBER OF FUND SHARES OWNED BY THE CURRENT NET ASSET VALUE PER SHARE.

HOW TO BUY FUND SHARES
--------------------------------------------------------------------------------


SHARES OF THE FUND MAY BE PURCHASED FOR CASH OR MAY BE ACQUIRED IN EXCHANGE FOR ACCEPTABLE SECURITIES. Investors may purchase shares of the Fund through Authorized Firms at the effective public offering price, which price is based on the effective net asset value per share plus the applicable sales charge. The Fund receives the net asset value, while the sales charge is divided between the Authorized Firm and the Principal Underwriter. An Authorized Firm may charge its customers a fee in connection with transactions executed by that Firm. The Fund may suspend the offering of shares at any time and may refuse an order for the purchase of shares.


         The sales charge may vary depending on the size of the purchase and the number of shares of Eaton Vance funds the investor may already own, any arrangement to purchase additional shares during a 13-month period or special purchase programs. Complete details of how investors may purchase shares at reduced sales charges under a Statement of Intention, Right of Accumulation, or various employee benefit plans are available from Authorized Firms or the Principal Underwriter.

The current sales charges and dealer commissions for purchases made prior to September 1, 1997 are:

                                       SALES CHARGE             SALES CHARGE            DEALER DISCOUNT
                                       AS PERCENTAGE OF         AS PERCENTAGE OF        AS PERCENTAGE OF
AMOUNT OF PURCHASE                     OFFERING PRICE           AMOUNT INVESTED         OFFERING PRICE
------------------                     --------------           ---------------         --------------
Less than $100,000..................   4.75%                    4.99%                   4.00%
$100,000 but less than $250,000.....   3.75%                    3.90%                   3.15%
$250,000 but less than $500,000.....   2.75%                    2.83%                   2.30%
$500,000 but less than $1,000,000...   2.00%                    2.04%                   1.70%
$1,000,000 or more..................   0%*                      0%*                     See Below**

The sales charges and dealer commissions for purchases made on and after September 1, 1997 are:

                                       SALES CHARGE             SALES CHARGE            DEALER COMMISSION
                                       AS PERCENTAGE OF         AS PERCENTAGE OF        AS PERCENTAGE OF
AMOUNT OF PURCHASE                     OFFERING PRICE           AMOUNT INVESTED         OFFERING PRICE
------------------                     --------------           ---------------         --------------
Less than $50,000...................   5.75%                    6.10%                   5.00%
$50,000 but less than $100,000......   4.75%                    4.99%                   4.00%
$100,000 but less than $250,000.....   3.75%                    3.90%                   3.00%
$250,000 but less than $500,000.....   3.00%                    3.10%                   2.50%
$500,000 but less than $1,000,000...   2.00%                    2.04%                   1.75%
$1,000,000 or more..................   0.00%*                   0.00%*                  See Below**

* No sales charge is payable at the time of purchase on investments of $1 million or more. A contingent deferred sales charge ("CDSC") of 1% will be imposed on such investments in the event of certain redemptions within 12 months of purchase.

**       A  commission  on sales of $1 million or more will be paid as  follows:
         1.00% on amounts of $1 million or more but less than $3 million; plus 0.50% on amounts from $3 million but less than $5 million; plus 0.25% on amounts of $5 million or more. Purchases of $1 million or more will be aggregated over a 12-month period for purposes of determining the commission to be paid.

         The Principal Underwriter may at times allow discounts up to the full sales charge. During periods when the discount includes the full sales charge, Authorized Firms may be deemed to be underwriters as that term is defined in the Securities Act of 1933. The Principal Underwriter may, from time to time, at its own expense, provide additional incentives to Authorized Firms which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the Principal Underwriter. In some instances, such additional incentives may be offered only to certain Authorized Firms whose representatives sell or are expected to sell significant amounts of shares.

         An initial investment in the Fund must be at least $1,000. Once an account has been established the investor may send investments of $50 or more at any time directly to the Fund's transfer agent (the "Transfer Agent") as follows: First Data Investor Services Group, P.O. Box 5123 Westborough, MA 01581-5123. The $1,000 minimum initial investment is waived for Bank Automated Investing accounts, which may be established with an investment of $50 or more. See "Eaton Vance Shareholder Services."

         Shares of the Fund may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds; to clients and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to registered representatives, employees of Authorized Firms and to bank employees who refer customers to registered representatives of Authorized Firms; to officers and employees of IBT and the Transfer Agent; and to such persons' spouses and children under the age of 21 and their beneficial accounts. Shares may also be issued at net asset value (1) in connection with the merger of an investment company with the Fund, (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with Eaton Vance provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the "Code") ("Eligible Plans") and "rabbi trusts." The Principal Underwriter may pay commissions to Authorized Firms who initiate and are responsible for purchases of shares of the Fund by Eligible Plans of up to 1.00% of the amount invested in such shares.

         No sales charge is payable at the time of purchase where the amount invested represents redemption proceeds from a mutual fund unaffiliated with Eaton Vance if the redemption occurred no more than 60 days prior to the purchase of Fund shares and the redeemed shares were potentially subject to a sales charge. A CDSC of 0.50% will be imposed on such investments in the event of certain redemptions within 12 months of purchase and the Authorized Firm will be paid a commission on such sales of 0.50% of the amount invested.


ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as Administrator, in exchange for Fund shares at the applicable public offering price as determined above. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price per Fund share on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities, but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities.

         Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an Authorized Firm, together with a completed and signed Letter of Transmittal in approved form (available from Authorized Firms), as follows:

         IN THE CASE OF BOOK ENTRY:

         Deliver through Depository Trust Co.
         Broker #2212
         Investors Bank & Trust Company
         For A/C EV Traditional Emerging Growth Fund

         IN THE CASE OF PHYSICAL DELIVERY:


         Investors Bank & Trust Company
         Attention:  EV Traditional Emerging Growth Fund
         Physical Securities Processing Settlement Area
         200 Clarendon Street
         Boston, MA  02116


         Investors who are contemplating an exchange of securities for shares of the Fund, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for Fund shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities for Fund shares.


STATEMENT OF INTENTION AND ESCROW AGREEMENT. If the investor, on an application, makes a Statement of Intention to invest a specified amount over a thirteen-month period, then out of the initial purchase (or subsequent purchases if necessary) 5% of the dollar amount specified on the application shall be held in escrow by the escrow agent in the form of shares (computed to the nearest full share at the public offering price applicable to the initial purchase hereunder) registered in the investor's name. All income dividends and capital gains distributions on escrowed shares will be paid to the investor or to the investor's order. When the minimum investment so specified is completed, the escrowed shares will be delivered to the investor. If the investor has an accumulation account the shares will remain on deposit under the investor's account.


         If total purchases under this Statement of Intention are less than the amount specified, the investor will promptly remit to the Principal Underwriter any difference between the sales charge on the amount specified and on the amount actually purchased. If the investor does not within 20 days after written request by the Principal Underwriter or the Authorized Firm pay such difference in sales charge, the escrow agent will redeem an appropriate number of the escrowed shares in order to realize such difference. Full shares remaining after any such redemption together with any excess cash proceeds of the shares so redeemed will be delivered to the investor or to the investor's order by the escrow agent.

         If total purchases made under this Statement are large enough to qualify for a lower sales charge than that applicable to the amount specified, all transactions will be computed at the expiration date of the Statement to give effect to the lower charge. Any difference in sales charge will be refunded to the investor in cash, or applied to the purchase of additional shares at the lower charge if specified by the investor. This refund will be made by the Authorized Firm and by the Principal Underwriter. If at the time of the recomputation an Authorized Firm other than the original Firm is placing the orders, the adjustment will be made only on those shares purchased through the Firm then handling the investor's account.

     IF YOU DON'T HAVE AN AUTHORIZED FIRM, EATON VANCE CAN RECOMMEND ONE.

HOW TO REDEEM FUND SHARES
--------------------------------------------------------------------------------

A SHAREHOLDER MAY REDEEM FUND SHARES IN ONE OF THREE WAYS - BY MAIL, BY TELEPHONE OR THROUGH AN AUTHORIZED FIRM. The redemption price will be based on the net asset value per Fund share next computed after a redemption request is received in the proper form as described below.


REDEMPTION BY MAIL: Shares may be redeemed by delivering to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123, during its business hours a written request for redemption in good order, plus any share certificates with executed stock powers. Good order means that all relevant documents must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a Commission regulation and acceptable to the Transfer Agent. In addition, in some cases, good order may require the furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary.


REDEMPTION BY TELEPHONE: Shares may be redeemed by telephone provided the investor has not disclaimed in writing the use of the privilege. Such redemptions can be effected by calling the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). The proceeds of a telephone redemption may be no greater than the maximum amount established by the Principal Underwriter (currently $50,000) and may be mailed only to the account address of record. Shares held by corporations, trusts or certain other entities, or subject to fiduciary arrangements, may not be redeemed by telephone. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated by telephone are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone redemption may be difficult to implement.


REDEMPTION THROUGH AN AUTHORIZED FIRM: To sell shares at their net asset value through an Authorized Firm (a repurchase), a shareholder can place a repurchase order with the Authorized Firm, which may charge a fee. The value of such shares is based upon the net asset value calculated after the Principal Underwriter, as the Fund's agent, receives the order. It is the Authorized Firm's responsibility to transmit promptly repurchase orders to Principal Underwriter. Throughout this Prospectus, the word "redemption" is generally meant to include a repurchase.

         Within seven days after receipt of a redemption request in good order by the Transfer Agent, the Fund will make payment in cash for the net asset value of the shares as of the date determined above, reduced by the amount of any federal income tax required to be withheld.


         If shares were recently purchased, the proceeds of a redemption will not be sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares tendered for redemption may be delayed up to 15 days from the purchase date when the purchase check has not yet cleared. Redemptions may result in a taxable gain or loss.

         Due to the high cost of maintaining small accounts, the Fund reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Fund if the cause of the low account balance was a reduction in the net asset value of Fund shares.


         If shares have been purchased at net asset value with no initial sale charge by virtue of the purchase having been in the amount of $1 million or more and are redeemed within 12 months of purchase, a CDSC of 1% will be imposed on such redemption. If shares have been purchased at net asset value because the amount invested represents redemption proceeds from a mutual fund unaffiliated with Eaton Vance (as described under "How to Buy Fund Shares") and are redeemed within 12 months of purchase, a CDSC of 0.50% will be imposed on such redemption. The CDSC will be imposed on an amount equal to the lesser of the current market value or the original purchase price of the shares redeemed. Accordingly, no CDSC will be imposed on increases in account value above the initial purchase price, including any distributions that have been reinvested in additional shares. In determining whether a CDSC is applicable to a redemption, it will be assumed that redemptions are made first from any shares in the shareholder's account that are not subject to a CDSC. The CDSC will be retained by the Principal Underwriter.

         The CDSC is waived for redemptions involving certain liquidation, merger or acquisition transactions involving other investment companies. If a shareholder reinvests redemption proceeds in accordance with the conditions set forth under "Eaton Vance Shareholder Services -- Reinvestment Privilege", the shareholder's account will be credited with the amount of any CDSC paid on such redeemed shares.


REPORTS TO SHAREHOLDERS
--------------------------------------------------------------------------------

THE FUND WILL ISSUE TO ITS SHAREHOLDERS SEMI-ANNUAL AND ANNUAL REPORTS CONTAINING FINANCIAL STATEMENTS. Financial statements included in annual reports are audited by the Fund's independent accountants. Shortly after the end of each calendar year, the Fund will furnish its shareholders with information necessary for preparing federal and state income tax returns. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

THE LIFETIME INVESTING ACCOUNT/DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

AFTER AN INVESTOR MAKES AN INITIAL PURCHASE OF FUND SHARES, THE TRANSFER AGENT WILL SET UP A LIFETIME INVESTING ACCOUNT FOR THE INVESTOR ON THE FUND'S RECORDS. This account is a complete record of all transactions between the investor and the Fund, which at all times shows the balance of shares owned. The Fund will not issue share certificates except upon request.

         Each time a transaction takes place in a shareholder's account, the shareholder will receive a statement showing complete details of the transaction and the current balance in the account. (Under certain investment plans, statements may be sent only quarterly.) THE LIFETIME INVESTING ACCOUNT PERMITS A SHAREHOLDER TO MAKE ADDITIONAL INVESTMENTS IN SHARES BY SENDING A CHECK FOR $50 OR MORE to the Transfer Agent.

         Any questions concerning a shareholder's account or services available may be directed by telephone to EATON VANCE SHAREHOLDER SERVICES at 800-225-6265, extension 2, or in writing to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 (please provide the name of the shareholder, the Fund and the account number).

         THE FOLLOWING DISTRIBUTION OPTIONS WILL BE AVAILABLE TO ALL LIFETIME INVESTING ACCOUNTS and may be changed as often as desired by written notice to the Fund's dividend disbursing agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The currently effective option will appear on each account statement.

     Share Option -- Dividends and capital gains will be reinvested in additional shares.

     Income Option -- Dividends will be paid in cash, and capital gains will be reinvested in additional shares.

     Cash Option -- Dividends and capital gains will be paid in cash.

         The Share Option will be assigned if no other option is specified. Distributions, including those reinvested, will be reduced by any withholding required under the federal income tax laws.

         If the Income Option or Cash Option has been selected, dividend and/or capital gains distribution checks which are returned by the United States Postal Service as not deliverable or which remain uncashed for six months or more will be reinvested in the account in shares at the then current net asset value. Furthermore, the distribution option on the account will be automatically changed to the Share Option until such time as the shareholder selects a different option.

         DISTRIBUTION INVESTMENT OPTION. In addition to the distribution options set forth above, dividends and/or capital gains may be invested in additional shares of another Eaton Vance fund. Before selecting this option, a shareholder should obtain a prospectus of the other Eaton Vance fund and consider its objectives and policies carefully.


         "STREET NAME" ACCOUNTS. If shares of the Fund are held in a "street name" account with an Authorized Firm, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Firm, and not by the Fund and its Transfer Agent. Since the Fund will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Firm to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account, or to obtain information about the account. The transfer of shares in a "street name" account to an account with another Authorized Firm or to an account directly with the Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Firm. Before establishing a "street name" account with an Authorized Firm, or transferring the account to another Authorized Firm, an investor wishing to reinvest distributions should determine whether the Authorized Firm which will hold the shares allows reinvestment of distributions in "street name" accounts.

THE EATON VANCE EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

Shares of the Fund currently may be exchanged for shares of any of the following funds: Eaton Vance Cash Management Fund, Eaton Vance Income Fund of Boston, Eaton Vance Municipal Bond Fund L.P., Eaton Vance Tax Free Reserves and any fund in the Eaton Vance Traditional Group of Funds on the basis of the net asset value per share of each fund at the time of the exchange (plus, in the case of an exchange made within six months of the date of purchase of shares subject to an initial sales charge, an amount equal to the difference, if any, between the sales charge previously paid on the shares being exchanged and the sales charge payable on the shares being acquired). Exchange offers are available only in states where shares of the fund being acquired may be legally sold.

         Each exchange must involve shares which have a net asset value of at least $1,000. The exchange privilege may be changed or discontinued without penalty. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. The Fund does not permit the exchange privilege to be used for "Market Timing" and may terminate the exchange privilege for any shareholder account engaged in Market Timing activity. Any shareholder account for which more than two round-trip exchanges are made within any twelve-month period will be deemed to be engaged in Market Timing. Furthermore, a group of unrelated accounts for which exchanges are entered contemporaneously by a financial intermediary will be considered to be engaged in Market Timing.

         Shares of the Fund which are subject to a CDSC may be exchanged into any of the above funds without incurring the CDSC. The shares acquired in an exchange may be subject to a CDSC upon redemption. For purposes of computing the CDSC payable upon the redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in the exchange.

         The Transfer Agent makes exchanges at the next determined net asset value after receiving an exchange request in good order (see "How to Redeem Fund Shares"). Consult the Transfer Agent for additional information concerning the exchange privilege. Applications and prospectuses of other funds are available from Authorized Firms or the Principal Underwriter. The prospectus for each fund describes its investment objectives and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.


         Shares of certain other funds for which Eaton Vance acts as investment adviser or administrator may be exchanged for Fund shares on the basis of the net asset value per share of each fund at the time of the exchange (plus, in the case of an exchange made within six months of the date of purchase of shares subject to an initial sales charge, an amount equal to the difference, if any, between the sales charge previously paid on the shares being exchanged and the sales charge payable on the shares being acquired). Any such exchange is subject to any restrictions or qualifications set forth in the current prospectus of any such fund.


     Telephone exchanges are accepted by the Transfer Agent provided that the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). Shares acquired by telephone exchange must be registered in the same name(s) and with the same address as the shares being exchanged. Neither the Fund, the Principal Underwriter nor the Transfer

Agent  will  be  responsible   for  the  authenticity  of exchange  instructions
received by telephone; provided that reasonable procedures to confirm that instructions communicated are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. An exchange may result in a taxable gain or loss.

EATON VANCE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

THE FUND OFFERS THE FOLLOWING SERVICES, WHICH ARE VOLUNTARY, INVOLVE NO EXTRA CHARGE, AND MAY BE CHANGED OR DISCONTINUED WITHOUT PENALTY AT ANY TIME. Full information on each of the services described below and an application, where required, are available from Authorized Firms or the Principal Underwriter. The cost of administering such services for the benefit of shareholders who participate in them is borne by the Fund as an expense to all shareholders.

INVEST-BY-MAIL -- FOR PERIODIC SHARE ACCUMULATION: Once the $1,000 minimum investment has been made, checks of $50 or more payable to the order of EV Traditional Emerging Growth Fund may be mailed directly to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 at any time -- whether or not distributions are reinvested. The name of the shareholder, the Fund and the account number should accompany each investment.

BANK AUTOMATED INVESTING -- FOR REGULAR SHARE ACCUMULATION: Cash investments of $50 or more may be made automatically each month or quarter from the shareholder's bank account. The $1,000 minimum initial investment and small account redemption policy are waived for these accounts.

STATEMENT OF INTENTION: Purchases of $100,000 or more made over a 13-month period are eligible for reduced sales charges. See "How to Buy Fund Shares -- Statement of Intention and Escrow Agreement."

RIGHT OF ACCUMULATION: Purchases may qualify for reduced sales charges when the current market value of holdings (shares at current offering price), plus new purchases, reaches $100,000 or more. Shares of the Eaton Vance funds listed under "The Eaton Vance Exchange Privilege" may be combined under the Statement of Intention and Right of Accumulation.

WITHDRAWAL PLAN: A shareholder may draw on shareholdings systematically with monthly or quarterly checks in an amount specified by the shareholder. A minimum deposit of $5,000 in shares is required. The maintenance of a withdrawal plan concurrently with purchases of additional shares would be disadvantageous because of the sales charge included in such purchases.

REINVESTMENT PRIVILEGE: A shareholder who has redeemed shares may reinvest at net asset value any portion or all of the redemption proceeds (plus that amount necessary to acquire a fractional share to round off the purchase to the nearest full share) in shares of the Fund, or, provided that the shares redeemed have been held for at least 60 days, in shares of any of the other funds offered by the Principal Underwriter subject to an initial sales charge, provided that the reinvestment is effected within 60 days after such redemption, and the privilege has not been used more than once in the prior 12 months. Shares are sold to a reinvesting shareholder at the next determined net asset value following timely receipt of a written purchase order by the Principal Underwriter or by the fund the shares of which are being purchased (or by such fund's transfer agent). The privilege is also available to shareholders of the funds listed under "The Eaton

Vance Exchange Privilege" who wish to reinvest such redemption proceeds in shares of the Fund. If a shareholder reinvests redemption proceeds within the 60-day period, the shareholder's account will be credited with the amount of any CDSC paid on such redeemed shares. To the extent that any shares of the Fund are sold at a loss and the proceeds are reinvested in shares of the Fund (or other shares of the Fund are acquired) within the period beginning 30 days before and ending 30 days after the date of the redemption, some or all of the loss generally will not be allowed as a tax deduction. Shareholders should consult their tax advisers concerning the tax consequences of reinvestments.


TAX-SHELTERED RETIREMENT PLANS: Shares of the Fund are available for purchase in connection with certain tax-sheltered retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the Principal Underwriter. This information should be read carefully and consultation with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party record-keepers and not by the Principal Underwriter. Under all plans, distributions will be automatically reinvested in additional shares.


DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS. The Fund makes distributions of any net investment income at least annually (usually in December) and any net realized capital gains (including net short-term capital gains) at least annually. Distributions from capital gains are made after applying any available capital loss carryovers. Shareholders may reinvest all distributions in shares of the Fund without a sales charge at the net asset value per share as of the close of business on the record date for the distribution.

         The Fund's net investment income consists of all income accrued on the Fund's assets, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles. The Fund's net realized capital gains, if any, consist of the net realized capital gains (if any) allocated to the Fund for tax purposes, after taking into account any available capital loss carryovers.


TAXES. Distributions by the Fund which are derived from net investment income, net short-term capital gains and certain foreign exchange gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Fund. Distributions by the Fund of long-term capital gains are taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in additional shares of the Fund and regardless of the length of time Fund shares have been owned by the shareholder.


         If shares are purchased shortly before the record date of a distribution, the shareholder will pay the full price for the shares and then receive some portion of the price back as a taxable distribution. The amount, timing and character of the Fund's distributions to shareholders may be affected by special tax rules governing its activities in options, futures and forward foreign currency exchange transactions or certain other investments. Certain distributions, if declared by the Fund in October, November or December and paid the following January, will be taxable to shareholders as if received on December 31 of the year in which they are declared.

         Sales charges paid upon a purchase of Fund shares cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund or of another fund pursuant to the Fund's reinvestment or exchange privilege. Any disregarded or disallowed amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

         The Fund intends to qualify as a regulated investment company under the Code and to satisfy all requirements necessary to avoid paying federal income taxes on the part of its investment company taxable income (consisting generally of taxable net investment income and net short-term capital gains) and net capital gain it distributes to shareholders.

         As a regulated investment company under the Code, the Fund does not pay federal income or excise taxes to the extent that it distributes to shareholders substantially all of its ordinary income and capital gain net income in accordance with the timing requirements imposed by the Code.

         The Fund will provide its shareholders annually with tax information notices and Forms 1099 to assist in the preparation of their federal and state tax returns for the prior calendar year's distributions, proceeds from the redemption or exchange of Fund shares, and federal income tax (if any) withheld by the Transfer Agent.

         Shareholders should consult with their tax advisers concerning the applicability of state, local or other taxes to an investment in the Fund.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

FROM TIME TO TIME, THE FUND'S AVERAGE ANNUAL TOTAL RETURN MAY BE ADVERTISED. The Fund's average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price (which includes the maximum sales charge) for specified periods, assuming reinvestment of all distributions. The Fund may also publish annual and cumulative total return figures from time to time. The Fund may use such total return figures, together with comparisons with the Consumer Price Index, various domestic and foreign securities indices and performance studies prepared by independent organizations, in advertisements and in information furnished to present or prospective shareholders.


         The Fund may also furnish total return calculations based on investments at various sales charge levels or at net asset value. Any performance data which is based on the Fund's net asset value per share would be lower if a sales charge were taken into account. The Fund's performance may be compared in publications to the performance of various indices and investments for which reliable data is available, and to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.

         Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered a representation of what an investment may earn or what the Fund's total return may be in any future period. The Fund's investment results are based on many factors, including market conditions, the composition of the security holdings of the Fund and the operating expenses of the Fund. Investment results also often reflect the risks associated with the particular investment objective and policies of the Fund. Among others, these factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles. If the expenses related to the operation of the Fund are allocated to Eaton Vance or Eaton Vance waives its fees, the Fund's performance will be higher.

INVESTMENT ADVISER AND
ADMINISTRATOR
Eaton Vance Management
24 Federal Street
Boston, MA  02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA  02110                                 EV TRADITIONAL EMERGING
(800) 225-6265                                    GROWTH FUND


CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA  02116

TRANSFER AGENT
First Data Investor Services Group
P.O. Box 5123
Westborough, MA  01581-5123
(800) 262-1122

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA 02109




                                                  PROSPECTUS
                                                  AUGUST 1, 1997






EV TRADITIONAL EMERGING GROWTH FUND
24 FEDERAL STREET
BOSTON, MA  02110





                                     T-EGP

                                     PART B
                            INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION

                                                              STATEMENT OF
                                                              ADDITIONAL
                                                              INFORMATION
                                                              August 1, 1997


                       EV TRADITIONAL EMERGING GROWTH FUND
                                24 Federal Street
                           Boston, Massachusetts 02110
                                 (800) 225-6265


--------------------------------------------------------------------------------
TABLE OF CONTENTS
                                                                            Page
Additional Information about Investment Policies...............................2
Investment Restrictions........................................................4
Trustees and Officers..........................................................5
Control Persons and Principal Holders of Securities............................8
Investment Adviser and Administrator...........................................8
Custodian.....................................................................11
Services for Accumulation.....................................................11
Service for Withdrawal........................................................12
Determination of Net Asset Value..............................................12
Investment Performance........................................................13
Taxes.........................................................................15
Principal Underwriter.........................................................17
Service Plan..................................................................18
Portfolio Security Transactions...............................................18
Other Information.............................................................21
Independent Accountants.......................................................22
Financial Statements..........................................................23

     THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS DATED AUGUST 1, 1997, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).

                ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES

     Capitalized terms used in this Statement of Additional Information ("SAI") and not otherwise defined have the meanings given to them in the Fund's Prospectus.


FOREIGN SECURITIES. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States. Settlement practices are less developed and entail the risk of loss.


FOREIGN CURRENCY TRANSACTIONS. The value of foreign assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. The Fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into swaps, forward contracts, options or futures on currency. On spot transactions, foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

RISKS ASSOCIATED WITH DERIVATIVE INSTRUMENTS. Entering into a derivative instrument involves a risk that the applicable market will move against the Fund's position and that the Fund will incur a loss. For derivative instruments other than purchased options, this loss may exceed the amount of the initial investment made or the premium received by the Fund. Derivative instruments may sometimes increase or leverage the Fund's exposure to a particular market risk. Leverage enhances the Fund's exposure to the price volatility of derivative instruments it holds. The Fund's success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and the Fund assets. Over-the-counter ("OTC") derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses. Certain OTC options, and assets used as cover for written OTC options, are subject to the Fund's 15% limit on illiquid investments. The Fund's ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. The Fund expects to purchase and write only exchange-traded options until such time as the Fund's management determines that the OTC options market is sufficiently developed and the Fund has amended its prospectus so that appropriate disclosure is furnished to prospective and existing shareholders. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code, limit the extent to which the Fund may purchase and sell derivative instruments. The Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the Fund as a regulated investment company for federal income tax purposes. See "Taxes".


ASSET COVERAGE FOR DERIVATIVE INSTRUMENTS. Transactions using forward contracts, swaps, futures contracts and options (other than options that the Fund has purchased) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting
("covered") position in securities, currencies, swaps or other options or futures contracts or forward contracts, or (2) cash and liquid securities (such as readily marketable common stock and money market instruments) with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. (Only the net obligation of a swap will be covered.) Assets used as cover or held in a segregated account maintained by the Fund's custodian cannot be sold while the position in the corresponding instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund's assets to cover or segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

LIMITATIONS ON FUTURES CONTRACTS AND OPTIONS. The Fund may enter into futures contracts, and options on futures contracts, traded on an exchange regulated by the CFTC and on foreign exchanges, but, with respect to foreign exchange-traded futures contracts and options on such futures contracts, only if the Investment Adviser determines that trading on each such foreign exchange does not subject the Fund to risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on CFTC-regulated exchanges.

     In order to hedge its current or anticipated portfolio positions, the Fund may use futures contracts on securities held in its portfolio or on securities with characteristics similar to those of the securities held by the Fund. If, in the opinion of the Investment Adviser, there is a sufficient degree of correlation between price trends for the securities held by the Fund and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy.

LENDING PORTFOLIO SECURITIES. The Fund may seek to increase its income by lending portfolio securities. Under present regulatory policies, including those of the Board of Governors of the Federal Reserve System and the Commission, such loans may be made to member firms of the Exchange, and would be required to be secured continuously by collateral in cash or cash equivalents maintained on a current basis at an amount at least equal to the market value of the securities loaned. The Fund would have the right to call a loan and obtain the securities loaned at any time on five days' notice. During the existence of a loan, the Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive the interest on investment of the collateral. The Fund would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Investment Adviser to be of good standing, and when, in its judgment, the consideration which can be earned currently from securities loans of this type justifies the attendant risk. Securities lending involves administration expenses, including finders' fees. If the Investment Adviser determines to make securities loans, it is not intended that the value of the securities loaned would exceed 30% of the Fund's total assets.


                             INVESTMENT RESTRICTIONS

     The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund, present or represented by proxy at a meeting if the holders of more than 50% of the shares are present or represented at the meeting or (b) more than 50% of the shares of the Fund. Accordingly, the Fund may not:

     (1) With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;

     (2) Borrow money or issue senior securities except as permitted by the Investment Company Act of 1940;

     (3) Purchase any securities on margin, (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);

     (4) Underwrite securities of other issuers;

     (5) Invest more than 25% of its assets in any particular industry, but, if deemed appropriate for the Fund's objective, up to 25% of the value of its assets may be invested in securities of companies in any one industry (although more than 25% may be invested in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities);

     (6) Invest in real estate (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

     (7) Invest in commodities or commodity contracts for the purchase or sale of physical commodities; or

     (8) Make loans to any person except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities.

     Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

     The Fund has adopted the following investment policies which may be changed without shareholder approval. As a matter of nonfundamental policy, the Fund will not: (a) invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements with a maturity longer than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust, or its delegate, determines to be liquid; or (b) sell or contract to sell a security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions.

     Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, such percentage limitation shall be determined immediately after and as a result of the Fund's acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances, will not compel the Fund to dispose of such security or other asset. Notwithstanding the foregoing, under normal market conditions the Fund must take actions necessary to comply with the policy of investing at least 65% of total assets in equity securities of emerging growth companies. Moreover, the Fund must always be in compliance with the borrowing policies set forth above.

                              TRUSTEES AND OFFICERS


     The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is 24 Federal Street, Boston, Massachusetts 02110, which is also the address of the Investment Adviser, Eaton Vance; Eaton Vance's wholly-owned subsidiary, Boston Management and Research ("BMR"); Eaton Vance's parent, Eaton Vance Corp. ("EVC"); and of Eaton Vance's and BMR's trustee, Eaton Vance, Inc. ("EV"). Eaton Vance and EV are both wholly-owned subsidiaries of EVC. Those Trustees who are "interested persons" of the Trust, as defined in the 1940 Act by virtue of their affiliation with Eaton Vance, BMR, EVC or EV, are indicated by an asterisk(*).


JAMES B. HAWKES (55), President and Trustee*
President and Chief Executive Officer of Eaton Vance, BMR, EVC and EV, and a Director of EVC and EV. Director or Trustee and officer of various investment companies managed by Eaton Vance or BMR.

M. DOZIER GARDNER (64), Trustee*
Vice Chairman of BMR, Eaton Vance, EVC and EV, and a Director of EVC and EV. Director or Trustee and officer of various investment companies managed by Eaton Vance or BMR.

DONALD R.  DWIGHT  (66),  Trustee
President   of   Dwight   Partners,    Inc.  (a   relations  and  communications
company); Chairman of the Board of Newspapers of New England, Inc. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Clover Mill Lane, Lyme, New Hampshire 03768

SAMUEL L. HAYES, III (62), Trustee
Jacob H. Schiff Professor of Investment Banking, Harvard University Graduate School of Business Administration. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Harvard University Graduate School of Business Administration, Soldiers Field Road, Boston, Massachusetts 02163

NORTON H. REAMER (61), Trustee
President and Director, United Asset Management Corporation (a holding company owning institutional investment management firms); Chairman, President and Director, UAM Funds (mutual funds). Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address:  One International Place, Boston, Massachusetts 02110

JOHN L. THORNDIKE (70), Trustee
Former  Director  of  Fiduciary  Company   Incorporated.  Director or Trustee of
various investment companies managed by Eaton Vance or BMR.
Address: 175 Federal Street, Boston, Massachusetts 02110

JACK L. TREYNOR (67), Trustee
Investment    Adviser   and   Consultant.   Director   or   Trustee  of  various
investment companies managed by Eaton Vance or BMR.
Address: 504 Via Almar, Palos Verdes Estates, California 90274

EDWARD E. SMILEY, JR. (52), Vice President
Vice President of Eaton Vance and BMR since November 1, 1996; Senior Product Manager, Equity Management for TradeStreet Investment Associates, Inc., a wholly-owned subsidiary of Nations Bank (1992-1996). Mr. Smiley was elected Vice President of the Trust on October 18, 1996.

JAMES L. O'CONNOR (52), Treasurer
Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR.

ALAN R. DYNNER (56), Secretary
Vice President and Chief Legal Officer of Eaton Vance, BMR, EVC and EV since November 1, 1996. Previously, he was a Partner of the law firm of Kirkpatrick & Lockhart LLP, New York and Washington, D.C., and was Executive Vice President of Neuberger & Berman Management, Inc., a mutual fund management company. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Dynner was elected Secretary of the Trust on June 23, 1997.


JANET E. SANDERS (61), Assistant Treasurer and Assistant Secretary
Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY (34), Assistant Secretary
Assistant  Vice  President  of BMR,  Eaton  Vance  and EV since  March 1,  1994;
employee of Eaton Vance since March 1993. State Regulations Supervisor, The Boston Company (1991-1993). Officer of various investment companies managed by Eaton Vance or BMR. Mr. Murphy was elected Assistant Secretary of the Trust on March 27, 1995.


ERIC G. WOODBURY (40), Assistant Secretary
Vice President of BMR, Eaton Vance and EV since February 1993; formerly, associate attorney at Dechert, Price & Rhoads. Mr. Woodbury was elected Assistant Secretary of the Trust on June 19, 1995.

     Messrs. Hayes (Chairman), Reamer and Thorndike are members of the Special Committee of the Board of Trustees of the Trust. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Fund, including administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Fund or its shareholders.

     The Nominating Committee of the Board of Trustees of the Trust is comprised of four Trustees who are not "interested persons" as that term is defined under the 1940 Act ("noninterested Trustees"). The Committee has four-year staggered terms, with one member rotating off the Committee to be replaced by another noninterested Trustee. The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is independent of Eaton Vance and its affiliates.

     Messrs. Treynor (Chairman) and Dwight are members of the Audit Committee of the Board of Trustees of the Trust. The Audit Committee's functions include making recommendations to the Board of Trustees regarding the selection of the independent accountants, and reviewing matters relative to trading and brokerage policies and practices, accounting and auditing practices and procedures, accounting records, internal accounting controls, and the functions performed by the custodian, transfer agent and dividend disbursing agent of the Trust.

     The fees and expenses of the noninterested Trustees of the Trust are paid by the Fund (and the other series of the Trust). (The Trustees of the Trust who are members of the Eaton Vance organization receive no compensation from the Fund.) For the fiscal year ending December 31, 1997, it is estimated that the noninterested Trustees of the Trust will receive the following compensation in their capacities as Trustees from the Fund and, for the year ended June 30, 1997, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):


                                                                               ESTIMATED
                                                                               AGGREGATE         TOTAL COMPENSATION
                                                                              COMPENSATION         FROM TRUST AND
NAME                                                                           FROM FUND            FUND COMPLEX
----                                                                           ---------            ------------
Donald R. Dwight.......................................................           $35               $145,000(2)
Samuel L. Hayes, III...................................................             35                155,000(3)
Norton H. Reamer.......................................................             35                  145,000
John L. Thorndike......................................................             35                147,500(4)
Jack L. Treynor........................................................             35                  150,000

----------------------------
(1) The Eaton Vance fund complex consists of 215 registered investment companies or series thereof.
(2) Includes $45,000 of deferred compensation.
(3) Includes $28,750 of deferred compensation.
(4) Includes $82,384 of deferred compensation.

     Trustees of the Trust who not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees' Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Fund in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on the Fund's assets, liabilities, and net income per share, and will not obligate the Fund to retain the services of any Trustee or obligate the Fund to pay any particular level of compensation to the Trustee. The Trust does not have retirement plan for its Trustees.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     As at June 30, 1997, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of June 30, 1997, Eaton Vance Management, Boston, MA was the record owner of approximately 83.8% of the outstanding shares and Brian Jacobs, Cohasset, MA held of record and beneficially owned 6.4% of the outstanding shares of the Fund. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.


                      INVESTMENT ADVISER AND ADMINISTRATOR

     The Trust on behalf of the Fund engages Eaton Vance as investment adviser pursuant to an Investment Advisory Agreement dated December 31, 1996. Eaton Vance or its affiliates acts as investment adviser to investment companies and various individual and institutional clients with combined assets under management of over $17 billion.


     Eaton Vance, its affiliates and its predecessor companies have been managing assets of individuals and institutions since 1924 and managing investment companies since 1931. They maintain a large staff of experienced fixed-income and equity investment professionals to service the needs of their clients. The fixed-income division focuses on all kinds of taxable investment-grade and high-yield securities, tax-exempt investment-grade and high-yield securities, and U.S. Government securities. The equity division cover stocks ranging from blue chip to emerging growth companies.

     Eaton Vance and its affiliates act as adviser to over 150 mutual funds, and individual and various institutional accounts, including corporations, hospitals, retirement plans, universities, foundations and trusts. Eaton Vance mutual funds feature international equities, domestic equities, tax-free municipal bonds and U.S. government and corporate bonds. Lloyd George Management has advised Eaton Vance's international equity funds since 1992. Founded in 1991, Lloyd George is headquartered in Hong Kong with offices in London and Mumbai, India. It has established itself as a leader in investment management in Asian equities and other global markets. Lloyd George features an experienced team of investment professionals that began working together in the mid-1980s. Lloyd George analysts cover East Asia, the India subcontinent, Russia and Eastern Europe, Latin America, Australia and New Zealand from offices in Hong Kong, London and Mumbai. Together Eaton Vance and Lloyd George manage over $18 billion in assets. Eaton Vance mutual funds are distributed by the Principal Underwriter both within the United States and offshore.

     The Principal Underwriter believes that an investment professional can provide valuable services to you to help you reach your investment goals. Meeting investment goals requires time, objectivity and investment savvy. Before making an investment recommendation, a representative can help you carefully consider your short- and long-term financial goals, your tolerance for investment risk, your investment time frame, and other investments you may already own. Your professional investment representatives are knowledgeable about financial markets, as well as the wide range of investment opportunities available. A representative can provide you with tailored financial advice and help you decide when to buy, sell or persevere with your investments.


     Eaton Vance manages the investments and affairs of the Fund subject to the supervision of the Trust's Board of Trustees. Eaton Vance furnishes to the Fund investment research, advice and assistance, administrative services, office space, equipment and clerical personnel, and investment advisory, statistical and research facilities, and has arranged for certain members of the Eaton Vance organization to serve without salary as officers or Trustees of the Trust. The Fund is responsible for all expenses not expressly stated to be payable by Eaton Vance under the Investment Advisory Agreement, including, without limitation, the fees and expenses of its custodian and transfer agent, including those incurred for determining the Fund's net asset value and keeping its books; the cost of share certificates; membership dues in investment company organizations; brokerage commissions and fees; fees and expenses of registering its shares; expenses of reports to shareholders, proxy statements, and other expenses of shareholders' meetings; insurance premiums; printing and mailing expenses; interest, taxes and corporate fees; legal and accounting expenses; and compensation and expenses of Trustees not affiliated with Eaton Vance. The Fund will also bear expenses incurred in connection with litigation, proceedings and claims and any legal obligation of the Trust to indemnify its officers and Trustees with respect thereto, to the extent not covered by insurance.

     The Fund pays Eaton Vance as compensation under the Investment Advisory Agreement a monthly fee based on average daily net assets as follows:

                           AVERAGE DAILY NET                              ANNUALIZED FEE RATE     MONTHLY FEE RATE
                          ASSETS FOR THE MONTH                              (FOR EACH LEVEL)      (FOR EACH LEVEL)
Up to $500 million.....................................................         0.7500%               1/16 of 1%
$500 million but less than $1 billion..................................         0.6875%             11/192 of 1%
$1 billion but less than $1.5 billion..................................         0.6250%               5/96 of 1%
$1.5 billion but less than $2 billion..................................         0.5625%               3/64 of 1%
$2 billion but less than $3 billion....................................         0.5000%               1/24 of 1%
$3 billion and over....................................................         0.4375%              7/192 of 1%

     As of June 30, 1997, the Fund had net assets of $256,665. For the period from the start of business, January 2, 1997, to June 30, 1997, absent a fee reduction, the Fund would have paid Eaton Vance advisory fees of $783 (equivalent to 0.75% (annualized) of the Fund's average daily net assets for such period). To enhance the net income of the Fund, Eaton Vance made a reduction of the full amount of its advisory fee and Eaton Vance was allocated a portion of expenses related to the operation of the Fund in the amount of $2,724.

     The Investment Advisory Agreement with Eaton Vance continues in effect from year to year for so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Trust cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund. The Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Fund, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that Eaton Vance may render services to others. The Agreement also provides that Eaton Vance shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under that Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

     As indicated in the Prospectus, Eaton Vance serves as Administrator of the Fund, but currently receives no compensation for providing administrative services to the Fund. Under its agreement with the Fund, Eaton Vance has been engaged to administer the Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish for the use of the Fund office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund.

     Eaton Vance and EV are both wholly-owned subsidiaries of EVC. BMR is a wholly-owned subsidiary of Eaton Vance. Eaton Vance and BMR are both Massachusetts business trusts, and EV is the trustee of Eaton Vance and BMR. The Directors of EV are Landon T. Clay, M. Dozier Gardner, James B. Hawkes and Benjamin A. Rowland, Jr. The Directors of EVC consist of the same persons and John G.L. Cabot and Ralph Z. Sorenson. Mr. Clay is chairman, Mr. Gardner is vice chairman and Mr. Hawkes is president and chief executive officer of EVC, Eaton Vance, BMR and EV. All of the issued and outstanding shares of Eaton Vance and of EV are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust which expires December 31, 1997, the Voting Trustees of which are Messrs. Clay, Gardner, Hawkes and Rowland and Thomas E. Faust, Jr. The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of Eaton Vance and BMR who are also officers or officers and Directors of EVC and EV. As of July 31, 1997, Messrs. Clay, Gardner and Hawkes each owned 24% of such voting trust receipts and Messrs. Rowland and Faust owned 15% and 13%, respectively, of such voting trust receipts. Messrs. Dynner, Gardner and Hawkes, who are officers or Trustees of the Trust, are members of the EVC, Eaton Vance, BMR and EV organizations. Messrs. Murphy, O'Connor, Smiley and Woodbury, and Ms. Sanders are officers of the Trust and are also members of the Eaton Vance, BMR and EV organizations.

     Eaton Vance owns all the stock of Northeast Properties, Inc., which is engaged in real estate investment. EVC also owns 22% of the Class A shares of Lloyd George Management (B.V.I.) Limited, a registered investment adviser. EVC owns all of the stock of Fulcrum Management, Inc. and MinVen, Inc., which are engaged in precious metal mining venture investment and management. EVC, Eaton Vance, BMR and EV may also enter into other businesses.

     EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including the custodian of the Fund, IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions will not be influenced by existing or potential custodial or other relationships between the Trust and such banks.


                                    CUSTODIAN

     IBT acts as custodian for the Fund. IBT has the custody of all cash and securities of the Fund, maintains the Fund's general ledger and computes the daily net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Fund's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instruction from the Fund. IBT charges fees which are competitive within the industry. A portion of the fee relates to custody, bookkeeping and valuation services and is based upon a percentage of Fund net assets and a portion of the fee relates to activity charges, primarily the number of portfolio transactions. These fees are then reduced by a credit for cash balances of the particular investment company at the custodian equal to 75% of the 91-day, U.S. Treasury Bill auction rate applied to the particular investment company's average daily collected balances for the week. Landon T. Clay, a Director of EVC and an officer, Trustee or Director of other entities in the Eaton Vance organization, owns approximately 13% of the voting stock of Investors Financial Services Corp., the holding company parent of IBT. Management believes that such ownership does not create an affiliated person relationship between the Fund and IBT. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the Commission, for which it receives a separate fee.


                            SERVICES FOR ACCUMULATION

     The following services are voluntary, involve no extra charge, other than the sales charge included in the offering price, and may be changed or discontinued without penalty at any time.

     Intended Quantity Investment - Statement of Intention. If it is anticipated that $100,000 or more of Fund shares and shares of the other continuously offered open-end funds listed under "The Eaton Vance Exchange Privilege" in the Prospectus will be purchased within a 13-month period, a Statement of Intention should be signed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under the Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. The Statement authorizes the Transfer Agent to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. Execution of a Statement does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement, and should the amount actually purchased during the 13-month period be more or less than that indicated on the Statement, price adjustments will be made. For sales charges and other information on quantity purchases, see "How to Buy Fund Shares" in the Prospectus. Any investor considering signing a Statement of Intention should read it carefully.

     Right of Accumulation - Cumulative Quantity Discount. The applicable sales charge level for the purchase of Fund shares is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of the shares the shareholder owns in his or her account(s) in the Fund and in the other continuously offered open-end funds listed under "The Eaton Vance Exchange Privilege" in the Prospectus for which Eaton Vance acts as adviser or administrator at the time of purchase. The sales charge on the shares being purchase will then be at the rate applicable to the aggregate. For sales charges on quantity purchases, see "How to Buy Fund Shares" in the Prospectus. Shares purchased (i) by an individual, his or her spouse and their children under the age of twenty-one and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level.


     For any such discount to be made available, at the time of purchase a purchaser or his or her Authorized Firm must provide the Principal Underwriter (in the case of a purchase made through an Authorized Firm) or the Transfer Agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.


                             SERVICE FOR WITHDRAWAL


     The Transfer Agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder (see "Eaton Vance Shareholder Services - Withdrawal Plan" in the Fund's current Prospectus) based upon the value of the shares held. The checks will be drawn from share redemptions and hence, although they are a return of principal, may require the recognition of taxable gain or loss. Income dividends and capital gain distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, Transfer Agent or the Principal Underwriter will be able to terminate the withdrawal plan at any time without penalty.


                        DETERMINATION OF NET ASSET VALUE

     The Trustees of the Trust have established the following procedures for the fair valuation of the Fund's assets under normal market conditions. Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded or on such National Market System. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices on the principal market where the security was traded. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded or, in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. All other securities are valued at fair value as determined in good faith by or at the direction of the Trustees. The Fund will be closed for business and will not price its shares on the following business holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


     Short term debt securities are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service.

     Generally, trading in the foreign securities owned by the Fund is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Fund's shares are computed as of such times. Occasionally, events affecting the value of foreign securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's net asset value (unless the Fund deems that such events would materially affect its net asset value, in which case an adjustment would be made and reflected in such computation). Foreign securities and currency held by the Fund will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations.


                             INVESTMENT PERFORMANCE


     Average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase order and that all distributions are reinvested at net asset value on the reinvestment dates during the period.

     The  table  below  indicates  the  total  return   (capital   changes  plus
reinvestment of all distributions) on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from January 2, 1997 through June 30, 1997.

                          VALUE OF A $1,000 INVESTMENT

                                 VALUE OF       VALUE OF       TOTAL RETURN EXCLUDING       TOTAL RETURN INCLUDING
  INVESTMENT      INVESTMENT      INITIAL      INVESTMENT       MAXIMUM SALES CHARGE         MAXIMUM SALES CHARGE
    PERIOD           DATE       INVESTMENT*    ON 6/30/97   CUMULATIVE         ANNUALIZED  CUMULATIVE     ANNUALIZED
---------------- ------------- -------------- ------------- ------------------------------ --------------------------

Life of Fund**      1/2/97        $942.51      $1,014.14       7.60%             ----         1.41%          ----

     Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

----------------
* Initial investment less current maximum sales charge of 5.75%
** If a portion of the Fund's expenses had not been subsidized, the Fund would have had lower returns.

     The Fund's total return may be compared to relevant indices, such as the Consumer Price Index and various domestic and foreign securities indices. The Fund's total return and comparisons with these indices may be used in advertisements and in information furnished to present or prospective shareholders. The Fund's performance may differ from that of other investment companies. In addition, evaluations of the Fund's performance or rankings of mutual funds (which include the Fund) made by independent sources may be used in advertisements and in information furnished to present or prospective shareholders. Information, charts and illustrations showing the effect of compounding interest or relating to inflation and taxes (including their effects on the dollar and the return on stocks and other investment vehicles) may also be included in advertisements and materials furnished to present and prospective investors.


     Information used in advertisements and in materials furnished to present or prospective shareholders may include statistics, data and performance studies prepared by independent organizations or included in various publications reflecting the investment performance or return achieved by various classes and types of investments (e.g. common stocks, small company stocks, long-term corporate bonds, long-term government bonds, intermediate-term government bonds, U.S. Treasury bills) over various periods of time. This information may be used to illustrate the benefits of long-term investments in common stocks. Information about the allocation and holdings of investments in the Fund's portfolio may be included in advertisements and other material furnished to present and prospective shareholders.

     Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

   ---  cost  associated with aging parents;
   --- funding a college education (including its actual and estimated cost); --- health care expenses (including actual and projected expenses);
   --- long-term disabilities (including the availability of, and coverage provided by,  disability insurance);  and
   --- retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

     Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in equity securities. Such information may describe: the potential for growth; the performance of equities as compared to other investment vehicles; and the value of investing as early as possible and regularly, as well as staying invested.
The benefits of investing in equity securities by means of a mutual fund may also be included (such benefits may include diversification, professional management and the variety of equity mutual fund products).

     The Fund may provide information about Eaton Vance, its affiliates and other investment advisers to the funds in the Eaton Vance Family of Funds in sales material or advertisements provided to investors or prospective investors. Such material or advertisements may also provide information on the use of investment professionals by such investors.


                                      TAXES


     Each series of the Trust, is treated as a separate entity for accounting and tax purposes. The Fund has elected to be treated, and intends to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its ordinary income and net income in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax.

     In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its ordinary income (not including tax-exempt income) for such year, at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by (i) any available capital loss carryforwards and (ii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund was not taxed. Under current law, provided that the Fund qualifies as a RIC, the Fund should not be liable for any income, excise or franchise tax in the Commonwealth of Massachusetts.


     Foreign exchange gains and losses realized by the Fund in connection with the its investments in foreign securities and certain options, futures or forward contracts or foreign currency may be treated as ordinary income and losses under special tax rules. Certain options, futures or forward contracts of the Fund may be required to be marked to market (i.e., treated as if closed out) on the last day of each taxable year, and any gain or loss realized with respect to these contracts may be required to be treated as 60% long-term and 40% short-term gain or loss. Positions of the Fund in securities and offsetting options, swaps, futures or forward contracts may be treated as "straddles" and be subject to other special rules that may affect the amount, timing and character of the Fund's distributions to shareholders. Certain uses of foreign currency and foreign currency derivatives such as options, futures, forward contracts and swaps and investment by the Fund in certain "passive foreign investment companies" may be limited or a tax election may be made, if available, in order to preserve the Fund's qualification as a RIC or avoid imposition of a tax on the Fund.

     Distributions of the excess of net long-term capital gains over short-term capital losses earned by the Fund, taking into account any capital loss carryforwards that may be available to the Fund in years after its first taxable year, are taxable to shareholders of the Fund as long-term capital gains, whether received in cash or in additional shares and regardless of the length of time their shares have been held. Certain distributions, if declared in October, November or December and paid the following January, will be taxed to shareholders as if received on December 31 of the year in which they are declared.

     Any loss realized upon the redemption or exchange of shares of the Fund with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distribution of net long-term capital gains with respect to such shares. In addition, a loss realized on a redemption of Fund shares may be disallowed under certain "wash sale" rules if other Fund shares are acquired (whether through reinvestment of dividends or otherwise) within a period beginning 30 days before and ending 30 days after the date of such redemption. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.


     Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS"), as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges) at a rate of 31%. An individual's TIN is generally his or her social security number.

     Non-resident alien individuals, foreign corporations and certain other foreign entities generally will be subject to a U.S. withholding tax at a rate of 30% on the Fund's distributions from its ordinary income and the excess of its net short-term capital gain over its net long-term capital loss, unless the tax is reduced or eliminated by an applicable tax convention. Distributions from the excess of the Fund's net long-term capital gain over its net short-term capital loss received by such shareholders and any gain from the sale or other disposition of shares of the Fund generally will not be subject to U.S. federal income taxation, provided that non-resident alien status has been certified by the shareholder. Different U.S. tax consequences may arise if: (i) the shareholder is engaged in a trade or business in the United States; (ii) the shareholder is present in the United States for a sufficient period of time during a taxable year to be treated as a U.S. resident (generally 180 days or more); or (iii) the shareholder fails to provide any required certifications regarding its status as a non-resident alien investor. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Fund.

     The foregoing discussion does not describe many of the tax rules applicable to IRAs nor does it address the special tax rules applicable to certain other classes of investors, such as other retirement plans, tax-exempt entities, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to these or other special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in the Fund.

                              PRINCIPAL UNDERWRITER

     Shares of the Fund may be continuously purchased at the public offering price through Authorized Firms which have agreements with the Principal Underwriter. The public offering price is the net asset value next computed after receipt of the order, plus, where applicable, a variable percentage (sales charge) depending upon the amount of purchase as indicated by the sales charge table set forth in the Fund's current Prospectus (see "How to Buy Fund Shares"). Such table is applicable to purchases of the Fund alone or in combination with purchases of certain other funds offered by the Principal Underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or her or their own account; and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account.


     The table is also presently applicable to (1) purchases of Fund shares, alone or in combination with purchases of any of the other funds offered by the Principal Underwriter through one dealer aggregating $100,000 or more made by any of the persons enumerated above within a thirteen-month period starting with the first purchase pursuant to a written Statement of Intention, in the form provided by the Principal Underwriter, which includes provisions for a price adjustment depending upon the amount actually purchased within such period (a purchase not made pursuant to such Statement may be included thereunder if the Statement if filed within 90 days of such purchase); or (2) purchases of the Fund pursuant to the Right of Accumulation and declared as such at the time of purchase.


     Subject to the applicable provisions of the 1940 Act, the Fund may issue shares at net asset value in the event that an investment company (whether a regulated or private investment company or a personal holding company) is merged or consolidated with or acquired by the Fund. Normally no sales charges will be paid in connection with an exchange of Fund shares for the assets of such investment company. Shares may also be sold at net asset value to any officer, director, trustee, general partner or employee of the Fund or any investment company for which Eaton Vance or its affiliates acts as investment adviser, any investment advisory, agency, custodial or trust account managed or administered by Eaton Vance or by any parent, subsidiary or other affiliate of Eaton Vance, or any officer, director, trustee or employee of any parent, subsidiary or other affiliate of Eaton Vance. The terms "officer," "director," "trustee," "general partner" or "employee" as used in this paragraph include any such person's spouse and minor children, and also retired officers, directors, trustees, general partners and employees and their spouses and minor children. Shares of the Fund may also be sold at net asset value to registered representatives and employees of certain Authorized Firms and to such persons' spouses and children under the age of 21 and their beneficial accounts.

     The Trust reserves the right to suspend or limit the offering of shares of the Fund to the public at any time.

     The Principal Underwriter acts as principal in selling shares of the Fund under the Distribution Agreement with the Trust on behalf of the Fund. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising are borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees), may be terminated on six months' notice by either party, and is automatically terminated upon assignment. The Principal Underwriter distributes Fund shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Principal Underwriter allows Authorized Firms discounts from the applicable public offering price which are alike for all Authorized Firms. The Principal
Underwriter may allow, upon notice to all Authorized Firms with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such Authorized Firms may be deemed to be underwriters as that term is defined in the Securities Act of 1933. The total sales charges paid in connection with sales of shares of the Fund for the period from the start of business, January 2, 1997, to June 30, 1997, was $32, of which $5 was received by the Principal Underwriter and $27 was received by Authorized Firms.

     The Fund has authorized the Principal Underwriter to act as its agent in repurchasing shares and will pay the Principal Underwriter $2.50 for each repurchase transaction handled by the Principal Underwriter. The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Fund will exceed the amounts paid therefor by the Fund. For the period from the start of business, January 2, 1997, to June 30, 1997, there were no repurchase transactions of the Fund handled by the Principal Underwriter.


                                  SERVICE PLAN

     The Trust on behalf of the Fund has adopted a Service Plan (the "Plan") designed to meet the service fee requirements of the sales charge rule of the NASD (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The following supplements the discussion of the Plan contained in the Fund's Prospectus.

     The Plan continues in effect from year to year for so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (the "Plan Trustees") and (ii) all of the Trustees then in office, cast in person at a meeting (or meetings) called for the purpose of voting on the Plan. The Plan may be terminated any time by vote of the Plan Trustees or by vote of a majority of the outstanding voting securities of the Fund.


     The Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described herein without approval of the shareholders of the Fund, and the Trustees. So long as the Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion such Trustees. The Trustees have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.


                         PORTFOLIO SECURITY TRANSACTIONS

     Decisions concerning the execution of Fund portfolio security transactions, including the selection of the market and the broker-dealer firm, are made by Eaton Vance. Eaton Vance is also responsible for the execution of transactions for all other accounts managed by it.

     Eaton Vance places the portfolio security transactions of the Fund and of certain other accounts managed by it for execution with many broker-dealer firms. Eaton Vance uses its best efforts to obtain execution of portfolio transactions at prices which are advantageous to the Fund and (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, Eaton Vance will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the general execution and operational capabilities of the broker-dealer, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the reputation, reliability, experience and financial condition of the broker-dealer, the value and quality of services rendered by the broker-dealer in other transactions, and the reasonableness of the commission or spread, if any. Transactions on stock exchanges and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different broker-dealer  firms,  and  a  particular  broker-dealer  may  charge  different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities usually involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received by the Fund usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid by the Fund includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although commissions paid on portfolio transactions will, in the judgment of Eaton Vance, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Fund and Eaton Vance's other clients in part for providing brokerage and research services to Eaton Vance.

     As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of the Fund may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if Eaton Vance determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of overall responsibilities which Eaton Vance and its affiliates have for accounts over which it exercises investment discretion. In making any such determination, Eaton Vance will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.


     It is a common practice of the investment advisory industry for the advisers of investment companies, institutions and other investors to receive research, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealers which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, Eaton Vance may receive Research Services from broker-dealer firms with which Eaton Vance places the portfolio transactions of the Fund and from third parties with which these broker-dealers have arrangements. These Research Services may include such matters as general economic and market reviews, industry and company reviews, evaluations of securities and portfolio strategies and transactions and recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by Eaton Vance in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to Eaton Vance in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by the Fund is not reduced because Eaton Vance receives such Research Services. Eaton Vance evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient commissions to such firms to ensure the continued receipt of Research Services which Eaton Vance believes are useful or of value to it in rendering investment advisory services to its clients.


     Subject to the requirement that Eaton Vance shall use its best efforts to seek to execute portfolio security transactions at advantageous prices and at reasonably competitive commission rates or spreads, Eaton Vance is authorized to consider as a factor in the selection of any broker-dealer firm with whom Fund portfolio orders may be placed the fact that such firm has sold or is selling shares of the Fund or of other investment companies sponsored by Eaton Vance. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

     Securities considered as investments for the Fund may also be appropriate for other investment accounts managed by Eaton Vance or its affiliates. Whenever decisions are made to buy or sell securities by the Fund and one or more of such other accounts simultaneously, Eaton Vance will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where Eaton Vance reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the Trustees of the Trust that the benefits available from the Eaton Vance organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

     For the period from the start of business, January 2, 1997, to June 30, 1997, Eaton Vance paid brokerage commissions of $634. Of this amount, approximately $613 was paid in respect of portfolio security transactions aggregating approximately $297,587, to firms which provided some research services to Eaton Vance or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities).

                                OTHER INFORMATION

     The Trust is organized as a business trust under the laws of the Commonwealth of Massachusetts under a Declaration of Trust dated March 27, 1989, as amended. On July 21, 1992, the Trust changed its name from Eaton Vance Special Equities Fund to Eaton Vance Special Investment Trust. Eaton Vance, pursuant to its agreement with the Trust, controls the use of the words "Eaton Vance" and "EV" in the Fund's name and may use the words "Eaton Vance" or "EV" in other connections and for other purposes.


     The Declaration of Trust may be amended by the Trustees when authorized by a majority of the outstanding voting securities of the Trust affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust, or any series, or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the rights or interests of shareholders or if they deem it necessary to conform the Declaration to the requirements of applicable federal laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of the Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. (The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class.) Moreover, the Trust's By-laws also provide for indemnification out of the property of the Fund of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is extremely remote.


     As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholder's meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees.

     The Trust's By-Laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communicating with shareholders about such a meeting.

     The right to redeem can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the Commission, or during any emergency as determined by the Commission which makes it impracticable for the Fund to dispose of its securities or value its assets, or during any other period permitted by order of the Commission for the protection of investors.


                             INDEPENDENT ACCOUNTANTS

     Coopers & Lybrand L.L. P., One Post Office Square, Boston, Massachusetts, are the independent accountants of the Fund, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Commission.


EV Traditional Emerging Growth Fund as of June 30, 1997

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks -- 104.0%

Security                                              Shares            Value
Advertising -- 2.4%
Catalina Marketing Corp.                                80           $  3,850
Outdoor Systems, Inc.                                   60              2,295
                                                                     $  6,145

Banks - Regional -- 0.8%
Colonial Bancgroup, Inc.                                80           $  1,940
                                                                     $  1,940

Banks and Money Services -- 1.7%
Bank United Corp. Class A                               50           $  1,900
First USA Paymentech, Inc.                              85              2,460
                                                                     $  4,360

Broadcasting and Cable -- 4.0%
Emmis Broadcasting Corp. Class A                        95           $  4,144
HBO & Co.                                               10                688
Jacor Communications, Inc.                              50              1,912
Lin Television Corp.                                    80              3,530
                                                                     $ 10,274

Building Materials -- 1.0%
Texas Industries, Inc.                                 100           $  2,656
                                                                     $  2,656

Business Products and Services -- 4.5%
Ecolab Inc.                                             50           $  2,387
CN Maximus, Inc.                                        50                893
Personal Group of America, Inc.                         50              1,440
Precision Response Corp.                                45                742
Teletech Holdings, Inc.                                100              2,625
Vanstar Corp.                                          250              3,531
                                                                     $ 11,618
Communications Services -- 0.8%
Transition Systems, Inc.                               115           $  2,091
                                                                     $  2,091

Communications Equipment -- 6.5%
Acend Communications, Inc.                              50           $  1,969
Brooktrout Technology, Inc.                             50                593
Cascade Communications Corp.                            25                690
Davox Corp.                                             50              1,787
ECI Telecommunications                                  60              1,785
Glenayre Technologies, Inc.                            100              1,637
Mosaix Inc.                                            200              2,725
Natural Microsystems Corp.                              50              1,800
Security Dynamics Technology, Inc.                      20                738
SunGard Data Systems, Inc.                              65              3,023
                                                                     $ 16,747
Computer Software -- 5.1%
Cambridge Technologies, Inc.                           110           $  3,520
Cognos Inc.                                             70              2,179
Comverse Technology, Inc.                               30              1,560
Peoplesoft, Inc.                                        30              1,583
Sterling Commerce Inc.                                  70              2,301
Veritas Software Corp.                                  40              2,010
                                                                     $ 13,153
Consumer Services -- 2.4%
G and K Services, Inc.                                  70           $  2,608
Strayer Education, Inc.                                 90              3,420
                                                                     $  6,028
Drugs -- 3.7%
Elan Corp. PLC ADR                                      50           $  2,263
Genzyme Corp. - General Division                       150              4,163
Genzyme Corp. - Tissue Repair                          140              1,418
Roberts Pharmaceutical Corp.                           150              1,678
                                                                     $  9,522
Electrical Equipment -- 0.3%
Chicago Minature Lamp, Inc.                             25           $    622
                                                                     $    622

Electronics - Semiconductors -- 5.4%
Cypress Semiconductor Corp.                            150           $  2,175
KLA Tencor Corp.                                        20                975
Level One Communications, Inc.                          20                769
Linear Technology Corp.                                 40              2,070
PRI Automation, Inc.                                    40              1,518
Rambus Inc.                                            100              4,650
Teradyne, Inc.                                          40              1,570
                                                                     $ 13,727
Entertainment -- 2.9%
MGM Grand, Inc.                                         70           $  2,590
Mirage Resorts, Inc.                                    70              1,768
Regal Cinemas                                           50              1,650
Speedway Motorsports                                    60              1,305
                                                                     $  7,313
Finance - Miscellaneous -- 0.7%
Capital One Financial Corp.                             50           $  1,888
                                                                     $  1,888

Furniture and Appliances -- 1.5%
Bed Bath & Beyond, Inc.                                130           $  3,949
                                                                     $  3,949

Health Services -- 12.5%
American Retirement Corp.                              150           $  2,663
Arterial Vascular Engineering                           60              1,931
Curative Health Services, Inc.                          70              2,013
Express Scripts, Inc. Class A                           75              3,131
Genesis Health Ventures, Inc. Class A                   90              3,038
Medic Computer Systems, Inc.                            75              1,669
MiniMed, Inc.                                          120              3,195
National Surgery Centers, Inc.                          35              1,238
Omnicare Inc.                                          100              3,138
Parexel International Corp.                             70              2,223
Pediatrix Medical Group, Inc.                           75              3,436
PhyCor Inc.                                             80              2,755
Sola International                                      50              1,675
                                                                     $ 32,105
Information Services -- 15.1%
Acxiom Corp.                                           100           $  2,050
Affiliated Computer Services, Inc.                     100              2,800
Aspect Development, Inc.                                25                652
Aspen Technologies, Inc.                                90              3,386
BISYS Group, Inc.                                       85              3,549
CCC Information Services Group                         110              2,145
Claremont Technology Group, Inc.                        50              1,188
FIserv Inc.                                             60              2,678
Gartner Group, Inc. Class A                             40              1,437
Harbinger Corp.                                        110              3,080
IDX Systems Corp.                                       75              2,587
National Data Corp.                                     30              1,299
Nova Corp. Georgia                                     100              2,594
Paychex Inc.                                            82              3,116
Pegasystems Inc.                                       100              3,138
Scopus Technology, Inc.                                136              3,043
                                                                     $ 38,742
Insurance -- 3.0%
CRA Managed Care, Inc.                                  50           $  2,609
HCC Insurance Holdings, Inc.                            90              2,402
Mutual Risk Management Ltd.                             60              2,753
                                                                     $  7,764
Investment Services -- 3.7%
Centura Banks, Inc.                                     60           $  2,753
Sovereign Bancorp, Inc.                                150              2,288
The Money Store, Inc.                                   60              1,721
The PMI Group, Inc.                                     45              2,807
                                                                     $  9,569
Leisure Equipment -- 0.4%
Cannondale Corp.                                        60           $  1,065
                                                                     $  1,065

Lodging and Gaming -- 1.4%
Promus Hotel Corp.                                      70           $  2,713
Station Casinos, Inc.                                  100                838
                                                                     $  3,551
Medical Products -- 2.9%
Acuson Corp.                                            70           $  1,610
Heartstream, Inc.                                      150              1,313
Invacare Corp.                                          55              1,286
Physio-control International Corp.                      60                900
Sofamor Danek Group, Inc.                               50              2,287
                                                                     $  7,396
Oil and Gas - Equipment and Services -- 1.8%
Camco International, Inc.                               50           $  2,738
Ensco International, Inc.                               35              1,846
                                                                     $  4,584
Oil and Gas - Exploration and Production -- 7.7%
Abacan Resource Corp.                                  250           $    796
American Exploration Co.                               105              1,535
Anadarko Petroleum Corp.                                30              1,800
Cairn Energy USA, Inc.                                 240              3,150
Louisiana Land & Exploration Corp.                      60              3,428
Noble Affiliates                                        50              1,934
Noble Drilling, Inc.                                    60              1,354
Nuevo Energy Co.                                        40              1,640
Swift Energy Co.                                        60              1,432
Triton Energy Ltd.                                      60              2,748
                                                                     $ 19,817

Publishing -- 2.3%
A.H. Belo Corp.                                         90           $  3,746
Franklin Covey Co.                                      80              2,025
                                                                     $  5,771
Retail - Food and Drug -- 2.2%
Papa John's International, Inc.                         70           $  2,572
Starbucks Corp.                                         80              3,115
                                                                     $  5,687
Retail - Specialty and Apparel -- 6.1%
Ann Taylor Stores                                      100           $  1,950
Claire's Stores, Inc.                                   75              1,312
Gadzooks, Inc.                                          40                780
K & G Men's Center, Inc.                                60              1,305
Pacific Sunwear of California                           20                645
Polo Ralph Lauren Corp.                                300              8,212
The Men's Wearhouse, Inc.                               50              1,575
                                                                     $ 15,779
Transportation -- 1.2%
Comair Holdings, Inc.                                  110           $  3,045
                                                                     $  3,045
Total Common Stocks
(identified cost $236,930)                                           $266,908

Other assets, less liabilities -- (4.0%)                             $(10,243)

Total Net Assets -- 100%                                             $256,665

See notes to financial statements





EV Traditional Emerging Growth Fund as of June 30, 1997
FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 1997

Assets

Investments, at value (Note 1A)
(identified cost, $236,930)                                                    $266,908
Cash                                                                                663
Receivable for investments sold                                                     790
Dividends receivable                                                                 14
Receivable from investment adviser (Note 4)                                       2,724
Deferred organization expense                                                     4,502
Total assets                                                                   $275,601

Liabilities

Due to bank                                                                    $ 11,000
Payable for investments purchased                                                   710
Accrued organization expense                                                      5,000
Accrued expenses                                                                  2,226
Total liabilities                                                              $ 18,936
Net Assets for 23,857 shares of
beneficial interest outstanding                                                $256,665

Sources of Net Assets

Paid-in capital                                                                $235,343
Unrealized appreciation of investments
(computed on the basis of identified cost)                                       29,978
Accumulated undistributed net realized gain (loss) on investments                (8,806)
Undistributed net investment income                                                 150
Total net assets                                                               $256,665

Net Asset Value and
Redemption Price Per Share

($256,665 (divided by) 23,857 shares of
beneficial interest outstanding)                                               $  10.76

Computation of Offering Price

Offering price per share (100 (divided by) 95.25 of $10.76)                    $  11.30

See notes to financial statements





Statement of Operations

For the Six Months Ended
June 30, 1997

Investment Income

Income --
Dividends                                                                       $   150
Total income                                                                    $   150

Expenses --
Investment adviser fee (Note 4)                                                 $   783
Custodian fees                                                                    2,130
Amortization of organization expense                                                498
Transfer and dividend disbursing agent fees                                          50
Miscellaneous                                                                        46
Total expenses                                                                  $ 3,507

Deduct --
Preliminary reduction of investment adviser fee (Note 4)                        $   783
Preliminary allocation of expenses to the investment adviser (Note 4)             2,724
Net expenses                                                                          0
Net investment income                                                           $   150

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments (identified cost basis) --              $(8,806)
Unrealized appreciation of investments                                          $29,978
Net realized and unrealized gain on investments                                 $21,172
Net increase in net assets resulting from operations                            $21,322

See notes to financial statements





Statement of Changes in Net Assets

                                                                             Six Months Ended
                                                                             June 30,1997
                                                                             (Unaudited)
Increase (Decrease)
in Net Assets
From operations --
Net investment income                                                          $    150
Net realized loss on investments                                                 (8,806)
Unrealized appreciation of investments                                           29,978

Net increase in net assets from operations                                     $ 21,322

Transactions in shares of beneficial
interest (Note 3) --
Proceeds from sales of shares                                                  $152,343
Cost of shares redeemed                                                         (17,000)

Increase in net assets from
Fund share transactions                                                        $135,343

Net increase in net assets                                                     $156,665

Net Assets
At beginning of period                                                         $100,000

At end of period (including undistributed
net investment income of $150)                                                 $256,665

See notes to financial statements





Financial Highlights

                                                                             Six Months Ended
                                                                             June 30,1997
                                                                             (Unaudited)
Net asset value -- Beginning of period                                          $10.000

Income from operations
Net investment income                                                           $ 0.006
Net realized and unrealized gain on investments                                   0.754
Total income from operations                                                    $ 0.760
Net asset value -- End of period                                                $10.760
Total Return(1)                                                                    7.60%

Ratios/Supplemental Data *
Net assets, end of year (000's omitted)                                         $   257
Ratio of net expenses to average net assets                                        0.00%+
Ratio of net investment income to average net assets                               0.14%+
Portfolio Turnover                                                                  137%
Average Commission Rate Paid**                                                  $0.0592

* For the six months ended June 30,1997, the operating expenses of the Fund reflect a preliminary waiver of the investment adviser fee and an allocation of expenses to the Investment Adviser.
  Had such actions not been taken, net investment income (loss) per share and the ratios would have been as follows:

Net investment loss per share                                                   $(0.141)

Ratios (As a percentage of average net assets):
Expenses                                                                           3.36%+
Net investment loss                                                               (3.22)%+

+   Computed on an annualized basis.

**  Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged.

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.

See notes to financial statements




EV Traditional Emerging Growth Fund as of June 30, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1 Significant Accounting Policies

EV Traditional Emerging Growth Fund (the "Fund" ) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A Security Valuations -- Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded or on such National Market System. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices on the principal market where the security was traded. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded or, in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. All other securities are valued at fair value as determined in good faith by or at the direction of the Trustees.

B Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses on the Statement of Operations.

D Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization are being amortized on the straight-line basis over five years.

E Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

F Interim Financial Information -- The interim financial statements relating to June 30, 1997 and for the six-month period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make (A) at least one distribution annually (normally in December) of substantially all of the investment income earned by the Fund, less its expenses and (B) at least one distribution annually of substantially all of the capital gains realized by the Fund, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in overdistributions only for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest

The declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                          Six Months Ended
                          June 30, 1997
                          (Unaudited)

Sales                       15,456
Redemptions                 (1,599)
Net increase                13,857



4 Investment Adviser Fee and
  Other Transactions with Affiliates

Eaton Vance Management (EVM) earns an investment adviser fee as compensation for management and investment advisory services rendered to the Fund. The fee is computed at the monthly rate of 0.0625% (0.75% per annum) of the Fund's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 1997, the effective annual rate, based on average daily net assets, was 0.75%. EVM voluntarily waived the entire investment adviser fee for the period and also assumed $2,724 of additional Fund expenses.

Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Certain of the officers and Trustees of the Fund are officers and directors/trustees of the above organization.

Trustees of the Fund that are not affiliated with the Investment Advisor may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended June 30, 1997, no fees have been deferred.

5 Service Plan

The Trustees of the Fund adopted a Service Plan designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers Inc. The Plan provides that the Fund may make service fee payments for personal services and/or the maintenance of shareholder accounts to the Principal Underwriter, financial service firms ("Authorized Firms") and other persons in amounts not exceeding .25% of the Fund's average daily net assets for any fiscal year. The Trustees of the Trust have initially implemented the Plan by authorizing the Fund to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not expected to exceed .25% of the Fund's average daily net assets for any fiscal year based on the value of Fund shares sold by such persons and remaining outstanding for at least twelve months. The Fund expects to begin making service fee payments during the quarter ending March 31,1998.

6 Investment Transactions

Purchases and sales of investments, other than U.S. Government
Securities and short-term obligations, aggregated $54,245 and $34,830 respectively.

7 Federal Income Tax Basis of Investments

The cost and unrealized appreciation/depreciation in value of the investment securities owned at June 30, 1997, as computed on a federal income tax basis, are as follows:

Aggregate cost                    $     236,930
Gross unrealized appreciation     $      35,210
Gross unrealized depreciation            (5,232)
Net unrealized appreciation       $      29,978

INVESTMENT ADVISER AND                               EV TRADITIONAL
ADMINISTRATOR
Eaton Vance Management                               EMERGING GROWTH FUND
24 Federal Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(800) 225-6265


CUSTODIAN                                          STATEMENT OF ADDITIONAL
Investors Bank & Trust Company
200 Clarendon Street                                      INFORMATION
Boston, MA 02116

TRANSFER AGENT
First Data Investor Services Group                        AUGUST 1, 1997
P.O. Box 5123
Westborough, MA 01581-5123
(800) 262-1122


INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA 02109





EV TRADITIONAL EMERGING GROWTH FUND
24 FEDERAL STREET
BOSTON, MA 02110                                                         T-EGSAI

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(A)  FINANCIAL STATEMENTS

     INCLUDED IN PART A:


          Financial Highlights for the period from the start of business, January 2, 1997, to June 30, 1997 (Unaudited)

     INCLUDED IN PART B:

               The following financial statements contained in the Fund's semi-annual report:

               Portfolio  of  Investments  as  of  June  30,  1997   (Unaudited)
               Statement of Assets and  Liabilities  as of June 30, 1997
                 (Unaudited)
               Statement  of  Operations  for the six  months  ended  June  30,
                 1997 (Unaudited)
               Statement  of  Changes  in Net  Assets for the six months ended
                 June 30,  1997  (Unaudited)
               Financial  Highlights  for the six months ended June 30, 1997
                 (Unaudited)
               Notes to Financial  Statements (Unaudited)


(B)  EXHIBITS

(1)(a) Amended and Restated Declaration of Trust dated September 27, 1993, filed as Exhibit No. 1(a) to Post-Effective Amendment No. 42 and incorporated herein by reference.

   (b) Amendment and Restatement of Establishment and Designation of Series of Shares dated October 18, 1996, filed as Exhibit No. (1)(b) to Post-Effective Amendment No. 45 and incorporated herein by reference.

(2)(a) By-Laws, filed as No. Exhibit (2)(a) to Post-Effective Amendment No. 42 and incorporated herein by reference.

   (b) Amendment to By-Laws of Eaton Vance Special Investment Trust dated December 13, 1993, filed as Exhibit No. (2)(b) to Post-Effective Amendment No. 42 and incorporated herein by reference.

(3)       Not Applicable.

(4)       Not Applicable.

(5)(a)    Management   Contract   with  Eaton   Vance   Management   for  EV
          Traditional  Emerging   Markets  Fund  dated  March 24, 1994, filed as
          Exhibit No. (5)(a) to Post-Effective Amendment No. 42 and incorporated herein by reference.

   (b) Management Contract with Eaton Vance Management for EV Marathon Emerging Markets Fund dated March 24, 1994, filed as Exhibit No.
          (5)(b)  to  Post-Effective   Amendment  No.  42  and  incorporated  by
          reference.

   (c) Management Contract with Eaton Vance Management for EV Traditional Greater India Fund dated March 24, 1994, filed as Exhibit No. (5)(c) to Post-Effective Amendment No. 42 and incorporated herein by reference.

   (d) Management Contract with Eaton Vance Management for EV Marathon Greater India Fund dated March 24, 1994, filed as Exhibit No. (5)(d) to Post-Effective Amendment No. 42 and incorporated herein by reference.

   (e) Investment Advisory Agreement with Eaton Vance Management for EV Traditional Emerging Growth Fund dated December 31, 1996, filed as Exhibit (5)(e) to Post-Effective Amendment No. 45 and incorporated herein by reference.


(6)(a)(1) Distribution  Agreement  between Eaton Vance Special  Investment
          Trust (on behalf of its Classic Series) and Eaton Vance Distributors, Inc. dated November 1, 1996 (with attached Schedule A effective November 1, 1996), filed as Exhibit No. (6)(a)(1) to Post-Effective Amendment No. 46 and incorporated herein by reference.

      (2) Distribution Agreement between Eaton Vance Special Investment Trust (on behalf of its Marathon Series) and Eaton Vance Distributors, Inc. dated November 1, 1996 (with attached Schedule A effective November 1,
          1996), filed as Exhibit No. (6)(a)(2) to Post-Effective Amendment No. 46 and incorporated herein by reference.

      (3) Distribution Agreement between Eaton Vance Special Investment Trust (on behalf of its Traditional Series) and Eaton Vance Distributors, Inc. dated November 1, 1996 (with attached Schedule A effective November 1, 1996), filed as Exhibit No. (6)(a)(3) to Post-Effective Amendment No. 46 and incorporated herein by reference.

   (b) Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers, filed as Exhibit No. (6)(b) to the Registration Statement of Eaton Vance Growth Trust Post-Effective Amendment No. 61 and incorporated herein by reference.


(7) The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its Independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

(8)(a) Custodian Agreement with Investors Bank & Trust Company dated March 24, 1994, filed as Exhibit No. (8) to Post-Effective Amendment No. 42 and incorporated herein by reference.

   (b) Amendment to Custodian Agreement with Investors Bank & Trust Company dated October 23, 1995, filed as Exhibit No. (8)(b) to Post-Effective Amendment No. 43 and incorporated herein by reference.

(9) Amended Administrative Services Agreement between Eaton Vance Special Investment Trust (on behalf of each of its series) and Eaton Vance Management dated June 19, 1995, with attached schedule regarding each series of the Registrant, filed as Exhibit No. (9) to Post-Effective Amendment No. 42 and incorporated herein by reference.

(10)      Not applicable.

(11)      Not applicable.

(12)      Not applicable.

(13)      Not applicable.

(14)(a) Vance, Sanders Profit Sharing Retirement Plan for Self-Employed Persons with Adoption Agreement and instructions, filed as Exhibit No.
          (14)(1) to Post-Effective Amendment No. 22 to the Registration Statement under the Securities Act of 1933 (File No. 2-28471) and incorporated herein by reference.

    (b) Eaton & Howard, Vance Sanders Defined Contribution Prototype Plan and Trust with Adoption Agreement: (1) Basic Profit-Sharing Retirement Plan; (2) Basic Money Purchase Pension Plan; (3) Thrift Plan Qualifying as Profit-Sharing Plan; (4) Thrift Plan Qualifying as Money Purchase Plan; (5) Integrated Profit-Sharing Retirement Plan; and (6) Integrated Money Purchase Pension Plan, filed as Exhibit No. (14)(2) to Post-Effective Amendment No. 29 to the Registration Statement under the Securities Act of 1933 (File No. 2-22019) and incorporated herein by reference.

    (c) Individual Retirement Custodian Account (Form 5305A) and Instructions, filed as Exhibit No. (14)(3) to Post-Effective Amendment No. 21 and incorporated herein by reference.

    (d) Vance, Sanders Variable Pension Prototype Plan and Trust with Adoption Agreement, filed as Exhibit No. (14)(4) to Post-Effective Amendment No. 22 to the Registration Statement under the Securities Act of 1933 (File No. 2-28471) and incorporated herein by reference.

(15)(a) Amended Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for Eaton Vance Special
          Investment Trust (on behalf of its Classic Series that invest in domestic Portfolios) dated June 19, 1995 (with attached Schedule A regarding such Classic series of the Registrant), filed as Exhibit No.
          (15)(a) to Post-Effective Amendment No. 42 and incorporated herein by reference.


       (1)Amendment to Amended Distribution Plan (on behalf of its Classic Series that invest in domestic Portfolios) effective November 1, 1996, filed as Exhibit No. (15)(a)(1) to Post-Effective Amendment No. 46 and incorporated herein by reference.

    (b) Amended Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for Eaton Vance Special Investment Trust (on behalf of its Marathon Series that invest in domestic Portfolios) dated June 19, 1995 (with attached Schedule A regarding such Marathon series of the Registrant), filed as Exhibit No. (15)(b) to Post-Effective Amendment No. 42 and incorporated herein by reference.

       (1)Amendment to Amended Distribution Plan (on behalf of its Marathon Series that invest in domestic Portfolios) effective November 1, 1996, filed as Exhibit No. (15)(b)(1) to Post-Effective Amendment No. 46 and incorporated herein by reference.

    (c) Amended Service Plan for Eaton Vance Special Investment Trust (on behalf of its Traditional Series that invest in domestic Portfolios) dated June 19, 1995 (with attached Schedule A regarding such Traditional series of the Registrant), filed as Exhibit No. (15)(c) to Post-Effective Amendment No. 42 and incorporated herein by reference.

       (1)Amendment to Amended Service Plan (on behalf of its Traditional Series that invest in domestic Portfolios) effective November 1, 1996, filed as Exhibit No. (15)(c)(1) to Post-Effective Amendment No. 46 and incorporated herein by reference.

      (d) Distribution Plan dated March 24, 1994 for EV Traditional Emerging Markets Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, filed as Exhibit No. (15)(d) to Post-Effective Amendment No. 42 and incorporated herein by reference.

       (1)Amendment to Distribution Plan for EV Traditional Emerging Markets Fund effective November 1, 1996, filed as Exhibit No. (15)(d)(1) to Post-Effective Amendment No. 46 and incorporated herein by reference.

      (e) Distribution Plan dated March 24, 1994 for EV Marathon Emerging Markets Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, filed as Exhibit No. 15(e) to Post-Effective Amendment No. 42 and incorporated herein by reference.

       (1)Amendment to Distribution Plan for EV Marathon Emerging Markets Fund effective November 1, 1996, filed as Exhibit No. (15)(e)(1) to Post-Effective Amendment No. 46 and incorporated herein by reference.

      (f) Distribution Plan dated March 24, 1994 for EV Traditional Greater India Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, filed as Exhibit No. (15)(f) to Post-Effective Amendment No. 42 and incorporated herein by reference.

       (1)Amendment to Distribution Plan for EV Marathon Greater India Fund effective November 1, 1996, filed as Exhibit No. (15)(f)(1) to Post-Effective Amendment No. 46 and incorporated herein by reference.

      (g) Distribution Plan dated March 24, 1994 for EV Marathon Greater India Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, filed as Exhibit No. (15)(g) to Post-Effective Amendment No. 42 and incorporated herein by reference.

       (1)Amendment to Distribution Plan for EV Marathon Greater India Fund effective November 1, 1996, filed as Exhibit No. (15)(g)(1) to Post-Effective Amendment No. 46 and incorporated herein by reference.

(16)      Schedule for Computation of Performance Quotations, filed herewith.

(17)(a) Power of Attorney dated June 23, 1997 for Eaton Vance Special Investment Trust, filed herewith.

    (b) Power of Attorney for Emerging Markets Portfolio dated February 14, 1997, filed as Exhibit No. (17)(b) to Post-Effective Amendment No. 46 and incorporated herein by reference.

    (c) Power of Attorney for South Asia Portfolio dated February 14, 1997, filed as Exhibit No. (17)(c) to Post-Effective Amendment No. 46 and incorporated herein by reference.


    (d) Power of Attorney for Special Investment Portfolio, filed as Exhibit No. (17)(d) to Post-Effective Amendment No. 42 and incorporated herein by reference.

    (e)   Power of  Attorney  for  Investors  Portfolio,  filed as  Exhibit  No.
          (17)(e) to Post-Effective Amendment No. 42 and incorporated herein by reference.

    (f) Power of Attorney for Stock Portfolio, filed as Exhibit No. (17)(f) to Post-Effective Amendment No. 42 and incorporated herein by reference.

    (g)   Power of Attorney  for Total  Return  Portfolio,  filed as Exhibit No.
          (17)(g) to Post-Effective Amendment No. 42 and incorporated herein by reference.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

         Not applicable.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES


                                                                (2)
               (1)                                          Number of
         Title of Class                                  Record Holders
 Shares of beneficial interest                        as of June 30, 1997
          without par value

EV Traditional Emerging Growth Fund                                   19
EV Marathon Emerging Markets Fund                                    694
EV Traditional Emerging Markets Fund                                 378
EV Marathon Greater India Fund                                       185
EV Traditional Greater India Fund                                  1,922
EV Classic Special Equities Fund                                      41
EV Marathon Special Equities Fund                                    210
EV Traditional Special Equities Fund                               6,180
EV Classic Investors Fund                                            303
EV Marathon Investors Fund                                         2,168
EV Traditional Investors Fund                                     12,799
EV Classic Stock Fund                                                 63
EV Marathon Stock Fund                                               719
EV Traditional Stock Fund                                          5,290
EV Classic Total Return Fund                                         222
EV Marathon Total Return Fund                                      2,642
EV Traditional Total Return Fund                                  15,752

ITEM 27.  INDEMNIFICATION

     Article IV of the Trust's Declaration of Trust dated September 27, 1993, as amended, permits Trustee and officer indemnification by By-law, contract and vote. Article XI of the By-Laws contains indemnification provisions.
Registrant's Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreements of the Trust also provide for reciprocal indemnity of the principal underwriter on the one hand, and the Trustees and officers, on the other.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Reference  is  made  to  the   information  set  forth  under  the  caption
"Investment   Adviser  and   Administrator"   in  the  Statement  of  Additional
Information, which information is incorporated herein by reference.

ITEM 29. PRINCIPAL UNDERWRITER

     (a) Registrant's principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Management, is the principal underwriter for each of the investment companies named below:


          Eaton Vance Growth Trust          Eaton Vance Municipal Bond Fund L.P.
          Eaton Vance Income Fund of Boston Eaton Vance Mutual Funds Trust
          Eaton Vance Investment Trust      Eaton Vance Prime Rate Reserves
          Eaton Vance Municipals Trust Eaton Vance Special Investment Trust Eaton Vance Municipals Trust II EV Classic Senior Floating-Rate Fund
                                            EV Traditional Worldwide Health
                                              Sciences Fund, Inc.

     (b)

        (1)                  (2)                              (3)
Name and Principal        Positions and Offices          Positions and Offices
 Business Address*      with Principal Underwriter         with Registrant
------------------      --------------------------       ---------------------

James B. Hawkes         Vice President and Director    President, Principal
                                                        Executive Officer and
                                                         Trustee
William M. Steul        Vice President and Director    None
Wharton P. Whitaker     President and Director         None
Chris Berg              Vice President                 None
Kate Bradshaw           Vice President                 None
David B. Carle          Vice President                 None
Daniel C. Cataldo       Vice President                 None
Raymond Cox             Vice President                 None
Mark P. Doman           Vice President                 None
Alan R. Dynner          Vice President                 Secretary
James Foley             Vice President                 None
Michael A. Foster       Vice President                 None
William M. Gillen       Senior Vice President          None
Hugh S. Gilmartin       Vice President                 None
Perry D. Hooker         Vice President                 None

Brian Jacobs             Senior Vice President         None
Thomas P. Luka           Vice President                None
John Macejka             Vice President                None
Timothy D. McCarthy      Vice President                None
Joseph T. McMenamin      Vice President                None
Morgan C. Mohrman        Senior Vice President         None
James A. Naughton        Vice President                None
Mark D. Nelson           Vice President                None
Linda D. Newkirk         Vice President                None
James L. O'Connor        Vice President                Treasurer
Thomas Otis              Secretary and Clerk           None
George D. Owen, II       Vice President                None
F. Anthony Robinson      Vice President                None
Jay S. Rosoff            Vice President                None
Benjamin A. Rowland, Jr. Vice President,               None
                           Treasurer and Director
Stephen M. Rudman        Vice President                None
John P. Rynne            Vice President                None
Kevin Schrader           Vice President                None
George V.F. Schwab, Jr.  Vice President                None
Cornelius J. Sullivan    Vice President                None
David M. Thill           Vice President                None
John M. Trotsky          Vice President                None
Chris Volf               Vice President                None
Sue Wilder               Vice President                None

---------------------------
* Address is 24 Federal Street, Boston, MA  02110

     (c)  Not Applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, First Data Investor Services Group, 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of Eaton Vance Management, 24 Federal Street, Boston, MA 02110. The Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management.


ITEM 31. MANAGEMENT SERVICES

     Not applicable.

ITEM 32. UNDERTAKINGS


     The Registrant undertakes to furnish to each person to whom a prospectus is delivered, a copy of the latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on the 24th day of July, 1997.

                              EATON VANCE SPECIAL INVESTMENT TRUST


                              By:  /s/ James B. Hawkes
                                   ------------------------------------
                                       James B. Hawkes, President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

       Signature                   Title                            Date
       ---------                   -----                            ----

/s/  James B. Hawkes          President, Principal               July 24, 1997
--------------------------     Executive Officer and
     James B. Hawkes           Trustee

/s/  James L. O'Connor        Treasurer and Principal            July 24, 1997
--------------------------      Financial and Accounting
     James L. O'Connor          Officer

/s/  M. Dozier Gardner        Trustee                            July 24, 1997
--------------------------
     M. Dozier Gardner

     Donald R. Dwight*        Trustee                            July 24, 1997
--------------------------
     Donald R. Dwight

     Samuel L. Hayes, III*    Trustee                            July 24, 1997
--------------------------
     Samuel L. Hayes, III

     Norton H. Reamer*        Trustee                            July 24, 1997
--------------------------
     Norton H. Reamer

     John L. Thorndike*       Trustee                            July 24, 1997
--------------------------
     John L. Thorndike

     Jack L. Treynor*         Trustee                            July 24, 1997
--------------------------
     Jack L. Treynor

By:  /s/  Alan R. Dynner
     ---------------------
          Alan R. Dynner
          As attorney-in-fact

                                  EXHIBIT INDEX

EXHIBIT NO.       DESCRIPTION
-----------       -----------


(16)              Schedule for Computation of Performance Quotations.

(17)(a) Power of Attorney dated June 23, 1997 for Eaton Vance Special Investment Trust